JPMorgan Flexible Debt ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 40.5%
Aerospace & Defense — 0.1%
ATI, Inc. 5.13%, 10/1/2031	250,000	247,866
Boeing Co. (The)
5.71%, 5/1/2040	415,000	423,089
3.95%, 8/1/2059	784,000	561,999
Bombardier, Inc. (Canada)
7.25%, 7/1/2031 (a)	200,000	210,148
7.00%, 6/1/2032 (a)	24,000	24,996
6.75%, 6/15/2033 (a)	30,000	31,246
General Electric Co. 4.13%, 9/19/2035 (b)	116,000	140,559
TransDigm, Inc.
6.38%, 3/1/2029 (a)	31,000	31,609
6.63%, 3/1/2032 (a)	32,000	32,913
		1,704,425
Automobile Components — 0.5%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	310,000	323,280
7.50%, 2/15/2033 (a)	264,000	273,810
Adler Pelzer Holding GmbH (Germany) 9.50%, 4/1/2027 (b)	206,000	226,251
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	130,000	131,273
3.75%, 1/30/2031 (a)	510,000	477,701
5.88%, 12/1/2033 (a)	27,000	27,076
Clarios Global LP
6.75%, 2/15/2030 (a)	328,000	339,070
6.75%, 9/15/2032 (a)	274,000	280,672
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	479,000	484,389
Cyprium Corp. 6.13%, 4/15/2031 (a)	74,000	74,025
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	128,750	111,342
Forvia SE (France) 5.63%, 6/15/2030 (b)	550,000	660,945
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	185,000	176,692
6.63%, 7/15/2030	95,000	92,895
Grupo Antolin Irausa SA (Spain)
3.50%, 4/30/2028 (b)	168,000	90,174
10.38%, 1/30/2030 (b)	102,000	49,169
IHO Verwaltungs GmbH 7.00% (Cash), 11/15/2031 (b) (c)	455,000	565,553
Schaeffler AG (Germany) 5.38%, 4/1/2031 (b)	300,000	362,787
Valeo SE (France) 4.50%, 4/11/2030 (b)	400,000	473,329
ZF Europe Finance BV (Germany)
2.50%, 10/23/2027 (b)	400,000	460,306
7.00%, 6/12/2030 (b)	200,000	248,496
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (b)	100,000	115,510
		6,044,745
Automobiles — 0.6%
Hyundai Capital America
3.50%, 11/2/2026 (a)	2,180,000	2,172,041
5.40%, 1/8/2031 (a)	1,000,000	1,018,377

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
Nissan Motor Co. Ltd. (Japan) 5.25%, 7/17/2029 (b)	100,000	118,029
RCI Banque SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.20%), 4.75%, 3/24/2037 (b) (d)	500,000	585,900
Renault SA (France) 2.50%, 6/2/2027 (b)	100,000	115,849
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	431,000	432,949
6.45%, 3/18/2035 (a)	620,000	625,363
Volkswagen Group of America Finance LLC (Germany) 5.80%, 3/27/2035 (a)	2,200,000	2,234,479
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (b) (d) (e) (f)	600,000	706,703
		8,009,690
Banks — 9.4%
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	335,000	349,199
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (d)	200,000	207,434
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	2,200,000	2,404,787
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	1,000,000	1,090,411
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (d) (e) (f) (g)	600,000	750,716
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (d) (e) (f) (g)	1,000,000	1,175,536
Bank of America Corp.
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	2,485,000	2,455,150
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	440,000	445,518
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	1,225,000	1,257,936
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	541,000	559,120
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (e) (f)	714,000	724,631
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	399,000	353,063
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	2,700,000	2,406,859
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	1,590,000	1,597,233
(SOFR + 1.31%), 5.51%, 1/24/2036 (d)	2,519,000	2,580,589
(SOFR + 1.13%), 5.05%, 2/6/2037 (d)	545,000	537,258
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	1,499,000	1,396,339
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	740,000	536,780
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (d) (g)	430,000	413,167
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (d) (g)	2,100,000	2,071,135
Bankinter SA (Spain) (EUR Swap Annual 1 Year + 1.20%), 4.38%, 5/3/2030 (b) (d)	100,000	120,348
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	1,245,000	1,250,847
Barclays plc (United Kingdom) (SOFR + 1.51%), 5.21%, 2/24/2037 (d)	550,000	535,464
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (d) (e) (f) (g)	1,430,000	1,509,861
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	1,485,000	1,556,913
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (d) (e) (f) (g)	1,000,000	1,271,376
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (d)	300,000	297,278
(SOFR + 1.22%), 5.18%, 6/2/2032 (a) (d)	2,036,000	2,040,335
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	1,060,000	942,079
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	2,210,000	2,414,570

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (d)	590,000	617,162
(SOFR + 1.63%), 5.77%, 6/2/2037 (a) (d)	1,084,000	1,090,090
CaixaBank SA (Spain)
(EURIBOR 3 Month + 2.40%), 5.38%, 11/14/2030 (b) (d)	100,000	124,632
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (b) (d)	4,700,000	5,503,545
(EURIBOR 3 Month + 1.95%), 5.13%, 7/19/2034 (b) (d)	1,800,000	2,284,444
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (d)	1,310,000	1,430,675
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (d)	1,460,000	1,524,210
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,225,000	1,221,241
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	3,220,000	3,181,685
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	1,575,000	1,608,255
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f)	710,000	716,759
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (d) (e) (f)	590,000	601,779
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	1,695,000	1,688,162
(SOFR + 1.17%), 4.50%, 9/11/2031 (d)	761,000	752,909
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	920,000	817,011
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	1,015,000	1,036,393
(SOFR + 1.47%), 5.33%, 3/27/2036 (d)	1,565,000	1,576,919
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (d)	497,000	582,217
(SOFR + 1.49%), 5.17%, 9/11/2036 (d)	254,000	252,755
Commerzbank AG (Germany) (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (d) (e) (f) (g)	200,000	261,038
Cooperatieve Rabobank UA (Netherlands)
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (d) (e) (f) (g)	600,000	703,255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	1,720,000	1,708,601
Credit Agricole SA (France)
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (b) (d) (e) (f) (g)	500,000	614,871
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	710,000	735,667
HSBC Holdings plc (United Kingdom)
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	2,565,000	2,585,925
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	2,575,000	2,492,718
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	666,000	652,511
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	1,794,000	1,678,786
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f) (g)	1,488,000	1,490,784
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (b) (d) (e) (f) (g)	450,000	533,174
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (d) (e) (f) (g)	1,100,000	1,324,010
(EUR Swap Annual 5 Year + 4.27%), 4.13%, 2/27/2030 (b) (d) (e) (f) (g)	600,000	684,357
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (b) (d) (e) (f) (g)	500,000	633,409
6.63%, 6/20/2033 (a)	3,845,000	4,181,422
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	2,885,000	2,487,142
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (d) (e) (f) (g)	1,400,000	1,759,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (d)	440,000	448,718
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (d)	1,360,000	1,363,967

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	440,000	481,247
NatWest Markets plc (United Kingdom) 5.02%, 3/21/2030 (a)	200,000	201,968
OTP Bank Nyrt. (Hungary) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (b) (d)	873,000	911,412
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	5,000	4,963
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (e) (f)	1,200,000	1,225,472
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	510,000	508,820
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (d)	260,000	255,532
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	1,400,000	1,398,486
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	2,100,000	2,161,389
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (d) (e) (f) (g)	1,000,000	1,094,691
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (d) (e) (f) (g)	2,350,000	2,470,438
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (d) (e) (f) (g)	452,000	431,875
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (d)	900,000	936,048
(EURIBOR 3 Month + 1.13%), 3.88%, 4/14/2034 (b) (d)	2,000,000	2,322,514
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (d)	885,000	866,763
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	700,000	731,493
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (d)	338,000	335,468
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (d)	485,000	475,341
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (d) (e) (f) (g)	2,400,000	2,277,860
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (d)	245,000	259,313
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	1,047,000	1,047,479
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	859,000	895,615
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	195,000	200,957
(SOFR + 1.40%), 4.96%, 10/23/2036 (d)	1,095,000	1,061,632
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	720,000	719,899
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (d) (e) (f) (g)	500,000	583,247
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (b) (d)	781,000	936,438
(EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.18%, 6/24/2037 (b) (d)	500,000	588,400
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (d)	285,000	294,381
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	1,410,000	1,400,248
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	2,720,000	2,773,526
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	740,000	766,890
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	1,045,000	1,062,813
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	2,798,000	2,878,385
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	1,160,000	1,184,721

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	2,000,000	2,051,817
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d) (g)	250,000	249,539
		126,249,724
Beverages — 0.1%
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (a)	326,000	329,458
6.63%, 3/26/2056 (a)	351,000	365,750
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	85,000	85,213
		780,421
Biotechnology — 0.3%
AbbVie, Inc.
4.70%, 5/14/2045	417,000	373,068
4.25%, 11/21/2049	3,295,000	2,697,283
Amgen, Inc. 4.85%, 2/19/2036	501,000	491,100
Grifols SA (Spain) 3.88%, 10/15/2028 (b)	130,000	150,796
		3,712,247
Broadline Retail — 0.1%
Rakuten Group, Inc. (Japan) (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (b) (d) (e) (f)	210,000	242,209
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (c)	217,495	216,066
9.75%, 10/1/2027 (a)	24,549	24,549
Wayfair LLC
7.25%, 10/31/2029 (a)	307,000	315,873
7.75%, 9/15/2030 (a)	93,000	96,814
6.75%, 11/15/2032 (a)	215,000	218,401
7.13%, 5/31/2034 (a)	40,000	40,758
		1,154,670
Building Products — 0.3%
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (a)	28,000	27,278
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	270,000	248,410
6.38%, 3/1/2034 (a)	25,000	24,979
6.75%, 5/15/2035 (a)	108,000	109,076
EMRLD Borrower LP
6.38%, 12/15/2030 (b)	163,000	195,925
6.63%, 12/15/2030 (a)	350,000	357,824
6.75%, 7/15/2031 (a)	22,000	22,732
Griffon Corp. 5.75%, 3/1/2028	425,000	424,903
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a)	220,000	134,963
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	30,000	29,989
6.13%, 7/31/2032 (a)	48,000	48,113
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	513,000	512,046
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	70,000	68,828
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	35,000	32,699

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	126,000	128,301
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	200,000	210,832
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	565,000	573,447
6.25%, 8/1/2033 (a)	338,000	338,511
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	90,000	89,564
		3,578,420
Capital Markets — 3.2%
CFAMC III Co. Ltd. (China) 4.25%, 11/7/2027 (b)	880,000	873,840
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	195,000	187,161
Deutsche Bank AG (Germany)
(SOFR + 1.14%), 4.73%, 2/6/2032 (d)	810,000	797,483
(SOFR + 2.26%), 3.74%, 1/7/2033 (d)	1,206,000	1,104,500
Gaci First Investment Co. (Saudi Arabia) 4.88%, 2/14/2035 (b)	1,200,000	1,171,128
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	1,270,000	1,253,928
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	1,195,000	1,253,385
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	448,000	459,424
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	400,000	399,368
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	700,000	709,278
(SOFR + 1.58%), 5.22%, 4/23/2031 (d)	725,000	735,617
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	3,130,000	2,818,985
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	1,525,000	1,357,561
(EURIBOR 3 Month + 0.95%), 3.51%, 8/17/2033 (b) (d)	4,250,000	4,901,382
(SOFR + 1.19%), 5.07%, 1/21/2037 (d)	1,052,000	1,029,134
Morgan Stanley
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	288,000	287,639
3.59%, 7/22/2028 (h)	2,210,000	2,187,854
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	4,130,000	4,166,655
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	760,000	767,827
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,860,000	2,910,382
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	810,000	807,144
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	1,320,000	1,339,759
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	1,560,000	1,452,252
(SOFR + 1.51%), 5.19%, 4/17/2031 (d)	925,000	938,669
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	159,000	140,929
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	133,000	135,555
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	1,070,000	1,080,717
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	360,000	313,015
(SOFR + 1.18%), 5.07%, 1/30/2037 (d)	1,014,000	992,942
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	1,223,000	1,265,474
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (d)	555,000	542,113
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	248,000	254,989
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,840,000	2,831,699

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	940,000	1,016,907
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	818,000	944,420
		43,429,115
Chemicals — 0.6%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (b)	1,180,000	1,030,730
Avient Corp. 7.13%, 8/1/2030 (a)	15,000	15,262
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	570,000	327,750
Celanese US Holdings LLC
7.00%, 2/15/2031	147,000	152,355
7.38%, 2/15/2034	446,000	465,823
CF Industries, Inc. 4.95%, 6/1/2043	649,000	590,463
Chemours Co. (The)
5.75%, 11/15/2028 (a)	174,000	173,689
8.00%, 1/15/2033 (a)	107,000	109,320
7.88%, 3/15/2034 (a)	56,000	56,803
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	226,000	219,803
INEOS Finance plc (Luxembourg)
6.38%, 4/15/2029 (b)	123,000	142,107
7.50%, 4/15/2029 (a)	400,000	398,028
INEOS Quattro Finance 2 plc (United Kingdom) 6.75%, 4/15/2030 (b)	185,000	190,145
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (b)	200,000	229,276
Lune Holdings SARL (France) 5.63%, 11/15/2028 (b)	244,000	11,384
LYB International Finance III LLC 5.88%, 1/15/2036	912,000	924,778
Maxam Prill SARL (Luxembourg) 6.00%, 7/15/2030 (b)	170,000	201,438
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	248,000	248,744
4.25%, 5/15/2029 (a)	70,000	68,338
Orbia Advance Corp. SAB de CV (Mexico) 6.80%, 5/13/2030 (b)	553,000	555,765
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	115,000	112,099
4.38%, 2/1/2032	1,085,000	1,009,117
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	197,000	194,766
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	210,000	201,121
6.63%, 8/15/2032 (a)	77,000	76,406
7.00%, 8/1/2033 (a)	24,000	23,807
		7,729,317
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	155,000	142,672
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	300,000	284,073
Amber Finco plc (United Kingdom) 6.63%, 7/15/2029 (b)	361,000	436,863
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	40,000	38,544
4.75%, 10/15/2029 (a)	17,000	16,720
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85,000	84,866
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	95,000	91,876

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	80,000	78,276
6.50%, 1/15/2031 (a)	56,000	56,959
8.25%, 8/1/2032 (a)	50,000	51,276
8.38%, 11/15/2032 (a)	43,000	44,553
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (a)	625,000	610,428
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	85,000	83,123
4.75%, 6/15/2029 (a)	75,000	73,858
Madison IAQ LLC
4.13%, 6/30/2028 (a)	145,000	143,190
5.88%, 6/30/2029 (a)	105,000	104,987
Paprec Holding SA (France)
3.50%, 7/1/2028 (b)	404,000	468,679
4.13%, 7/15/2030 (b)	111,000	129,514
Q-Park Holding I BV (Netherlands) 5.13%, 3/1/2029 (b)	409,000	485,922
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	67,000	65,695
RELX Finance BV (United Kingdom) 0.88%, 3/10/2032 (b)	100,000	100,754
Verisure Holding AB (Sweden) 5.50%, 5/15/2030 (b)	192,000	230,685
Verisure Midholding AB (Sweden) 5.25%, 2/15/2029 (b)	509,787	597,401
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	130,000	133,273
6.63%, 4/15/2030 (a)	23,000	23,658
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	300,000	308,042
		4,885,887
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	120,000	115,176
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	40,000	39,295
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	15,000	14,978
Granite Construction, Inc. 6.38%, 6/15/2034 (a) (i)	50,000	51,025
Heathrow Funding Ltd. (United Kingdom)
1.50%, 2/11/2030 (b)	100,000	108,751
1.13%, 10/8/2030 (b)	1,400,000	1,480,895
5.88%, 5/13/2041 (b)	500,000	639,071
Weekley Homes LLC 4.88%, 9/15/2028 (a)	125,000	121,944
		2,455,959
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/28/2026 (a) (d) (e) (f)	1,054,000	1,050,311
Consumer Finance — 3.4%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	193,000	191,652
4.13%, 2/28/2029	750,000	740,047
3.30%, 1/30/2032	11,060,000	10,120,252

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	391,000	388,720
(SOFR + 1.79%), 5.67%, 4/25/2036 (d)	450,000	466,705
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	835,000	858,196
5.75%, 3/1/2029 (a)	3,565,000	3,641,327
5.75%, 11/15/2029 (a)	942,000	964,947
5.15%, 1/15/2030 (a)	1,970,000	1,979,298
5.38%, 5/30/2030 (a)	155,000	156,676
4.90%, 10/10/2030 (a)	1,875,000	1,861,031
4.95%, 10/15/2032 (a)	4,925,000	4,803,156
Ford Motor Credit Co. LLC
4.95%, 5/28/2027	760,000	761,666
2.90%, 2/10/2029	1,875,000	1,769,224
7.20%, 6/10/2030	809,000	857,712
4.00%, 11/13/2030	1,385,000	1,308,531
5.42%, 4/9/2031	1,345,000	1,340,762
5.75%, 4/6/2033	200,000	199,528
6.47%, 5/22/2036	2,195,000	2,251,609
General Motors Financial Co., Inc.
2.35%, 1/8/2031	762,000	682,995
5.60%, 6/18/2031	540,000	555,535
5.45%, 9/6/2034	2,140,000	2,153,510
5.90%, 1/7/2035	3,545,000	3,656,969
Muthoot Finance Ltd. (India) 5.75%, 8/4/2030 (b)	660,000	650,925
OneMain Finance Corp.
3.88%, 9/15/2028	135,000	130,611
5.38%, 11/15/2029	115,000	112,202
4.00%, 9/15/2030	10,000	9,230
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (a)	935,000	937,363
5.80%, 6/15/2031 (a)	625,000	626,201
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (b)	1,400,000	1,525,284
		45,701,864
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
5.50%, 3/31/2031 (a)	20,000	19,693
5.63%, 3/31/2032 (a)	505,000	493,042
Bellis Acquisition Co. plc (United Kingdom) 8.00%, 7/1/2031 (b)	108,000	121,304
Boots Group Finco LP (United Kingdom) 5.38%, 8/31/2032 (b)	100,000	119,985
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	220,000	213,149
6.13%, 9/15/2032 (a)	20,000	20,220
5.63%, 3/1/2034 (a)	64,000	62,540
US Foods, Inc. 4.75%, 2/15/2029 (a)	100,000	98,627
		1,148,560

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — 0.5%
Amcor UK Finance plc (Australia) 3.75%, 2/20/2033	1,000,000	1,154,434
Ardagh Group SA
9.50%, 12/1/2030 (a)	357,000	381,156
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (a) (c) (h)	610,000	622,778
Ball Corp. 4.25%, 7/1/2032	240,000	282,293
Berry Global, Inc. 5.80%, 6/15/2031	1,760,000	1,831,078
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	180,000	173,016
Crown European Holdings SACA 4.50%, 1/15/2030 (b)	113,000	135,297
Graphic Packaging International LLC 2.63%, 2/1/2029 (b)	105,000	118,217
Labl
0.00%, 12/31/2026 ‡	24,198	24,057
0.00%, 12/31/2033 ‡	44	37,345
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	245,000	247,454
9.25%, 4/15/2030 (a)	150,000	143,723
OI European Group BV 6.25%, 5/15/2028 (b)	226,000	268,023
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (b) (j)	350,000	190,852
Silgan Holdings, Inc.
2.25%, 6/1/2028	150,000	170,228
4.25%, 2/15/2031 (b)	195,000	225,045
TriMas Corp. 4.13%, 4/15/2029 (a)	115,000	110,476
		6,115,472
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	120,000	124,772
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027 (b)	308,000	411,229
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	83,000	85,849
		497,078
Diversified REITs — 0.0% ^
WP Carey, Inc.
2.40%, 2/1/2031	180,000	161,765
2.25%, 4/1/2033	367,000	307,379
		469,144
Diversified Telecommunication Services — 1.8%
Altice France SA (France)
7.25%, 11/1/2029 (a)	152,439	178,037
9.50%, 11/1/2029 (a)	156,249	158,848
4.75%, 10/15/2030 (a)	457,317	516,746
6.50%, 4/15/2032 (a)	708,659	689,652
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	119,000	119,944
AT&T, Inc.
4.90%, 11/1/2035	3,085,000	3,010,273
3.50%, 9/15/2053	860,000	568,709
6.05%, 8/15/2056	660,000	652,219
6.20%, 10/30/2056	1,230,000	1,238,049

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
CCO Holdings LLC
5.13%, 5/1/2027 (a)	728,000	727,523
5.00%, 2/1/2028 (a)	665,000	658,440
5.38%, 6/1/2029 (a)	65,000	63,805
4.75%, 3/1/2030 (a)	1,230,000	1,162,459
4.50%, 8/15/2030 (a)	460,000	428,103
4.25%, 2/1/2031 (a)	890,000	805,807
7.38%, 3/1/2031 (a)	805,000	816,397
4.75%, 2/1/2032 (a)	150,000	133,724
4.50%, 5/1/2032	70,000	61,420
7.00%, 2/1/2033 (a)	178,000	173,994
Cipher Compute LLC 7.13%, 11/15/2030 (a)	290,000	302,311
Connect Holding II LLC 10.50%, 4/3/2031 (a)	230,000	234,198
Edged Compute LLC 7.50%, 4/30/2031 (a)	150,000	150,387
eircom Finance DAC (Ireland)
5.75%, 12/15/2029 (b)	100,000	120,337
5.00%, 4/30/2031 (b)	300,000	352,776
Fibercop SpA (Italy)
2.38%, 10/12/2027 (b)	210,000	241,619
7.75%, 1/24/2033	330,000	442,528
Flash Compute LLC 7.25%, 12/31/2030 (a)	201,000	207,218
GCI LLC 4.75%, 10/15/2028 (a)	605,000	583,846
IHS Holding Ltd. (Nigeria) 8.25%, 11/29/2031 (b)	610,000	637,365
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (b)	335,000	392,664
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	112,000	115,364
7.00%, 3/31/2034 (a)	78,750	81,623
Lorca Telecom Bondco SA (Spain) 4.00%, 9/18/2027 (b)	14,894	17,377
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	429,000	431,206
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	420,000	420,575
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	2,604,000	2,609,226
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	145,000	143,180
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	76,000	77,372
Telecom Italia SpA (Italy) 7.88%, 7/31/2028 (b)	380,000	480,056
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	700,000	639,551
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (d)	624,000	633,402
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (d)	1,679,000	1,700,652
WULF Compute LLC 7.75%, 10/15/2030 (a)	663,000	696,654
		23,875,636
Electric Utilities — 3.5%
Chile Electricity Lux Mpc II Sarl (Chile) 5.58%, 10/20/2035 (b)	234,601	238,308
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	540,000	476,192
EDP SA (Portugal)
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (b) (d)	200,000	235,856
(EURIBOR ICE Swap Rate 5 Year + 2.24%), 4.50%, 5/27/2055 (b) (d)	400,000	466,610
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (b) (d)	1,500,000	1,724,453

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Electricite de France SA (France)
5.70%, 5/23/2028 (a)	245,000	250,177
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (b) (d) (e) (f)	200,000	250,597
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (d) (e) (f)	400,000	444,902
Emera US Finance LP (Canada) 2.64%, 6/15/2031	4,626,000	4,153,433
ENEL Finance International NV (Italy)
3.50%, 4/6/2028 (a)	1,135,000	1,113,940
2.50%, 7/12/2031 (a) (k)	316,000	281,435
5.00%, 6/15/2032 (a)	580,000	579,819
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (b) (d) (e) (f)	1,800,000	2,084,202
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (b)	1,008,181	933,727
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	2,367,000	2,454,534
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (d)	630,000	632,390
Entergy Texas, Inc. 1.75%, 3/15/2031	385,000	336,664
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (d)	125,000	124,118
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	832,000	824,750
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	390,000	394,439
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	620,000	632,226
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	1,855,000	1,730,835
5.50%, 4/15/2036 (a)	1,015,000	1,026,094
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	5,248,000	4,707,507
National Grid Electricity Distribution East Midlands plc (United Kingdom) 3.53%, 9/20/2028 (b)	100,000	117,790
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	520,000	542,546
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	545,000	561,296
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	1,642,000	1,680,858
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	190,000	196,822
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	105,000	100,209
5.25%, 6/15/2029 (a)	60,000	59,696
5.75%, 1/15/2034 (a)	100,000	98,913
5.88%, 5/15/2034 (a)	100,000	99,371
6.13%, 5/15/2036 (a)	25,000	24,946
Pacific Gas and Electric Co.
6.15%, 1/15/2033	1,430,000	1,499,476
6.40%, 6/15/2033	1,270,000	1,351,536
6.00%, 8/15/2035	1,520,000	1,568,234
3.75%, 8/15/2042 (k)	1,215,000	916,031
4.60%, 6/15/2043	250,000	207,302
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (b)	366,000	274,500
PG&E Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	1,801,000	1,834,107
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (d)	103,000	102,634
Scottish Hydro Electric Transmission plc (United Kingdom) 3.38%, 9/4/2032 (b)	200,000	231,477
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220,000	1,199,659

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.45%, 3/1/2035	30,000	29,974
Series 13-A, 3.90%, 3/15/2043	214,000	163,389
3.65%, 2/1/2050	484,000	334,593
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	351,000	371,182
Union Electric Co. 3.90%, 4/1/2052	260,000	196,358
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	1,031,000	1,025,835
4.30%, 7/15/2029 (a)	1,550,000	1,523,512
4.60%, 10/15/2030 (a)	2,000	1,961
6.88%, 4/15/2032 (a)	252,000	262,191
6.00%, 4/15/2034 (a)	3,735,000	3,848,122
5.70%, 12/30/2034 (a)	240,000	242,790
5.25%, 10/15/2035 (a)	3,000	2,915
5.35%, 1/31/2036 (a)	885,000	865,380
VoltaGrid LLC 7.38%, 11/1/2030 (a)	195,000	203,055
		47,835,868
Electrical Equipment — 0.0% ^
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	90,000	91,408
Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc. 3.88%, 3/15/2028 (b)	230,000	268,351
Coherent Corp. 5.00%, 12/15/2029 (a)	761,000	753,240
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	385,000	378,401
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	495,000	464,249
6.63%, 7/15/2032 (a)	200,000	207,134
Tyco Electronics Group SA (Switzerland) 3.25%, 1/31/2033	200,000	229,448
		2,300,823
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.63%, 9/1/2032 (a)	145,000	148,442
Archrock Services LP 6.00%, 2/1/2034 (a)	24,000	24,009
Baker Hughes Holdings LLC 5.00%, 6/15/2036	890,000	876,599
Guara Norte SARL (Brazil)
5.20%, 6/15/2034 (a)	655,619	639,228
5.20%, 6/15/2034 (b)	555,434	541,548
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	40,000	40,244
6.50%, 10/1/2033 (a)	21,000	21,371
Noble Finance II LLC 8.00%, 4/15/2030 (a)	34,000	35,355
OEG Finance plc (United Kingdom) 7.25%, 9/27/2029 (b)	150,000	181,728
Transocean International Ltd. 8.25%, 5/15/2029 (a)	35,000	36,349
Viridien (France) 8.50%, 10/15/2030 (b)	116,643	144,480
		2,689,353
Entertainment — 0.3%
Banijay Entertainment SAS (France) 7.00%, 5/1/2029 (b)	319,000	383,731
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	25,000	24,869

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
7.00%, 8/1/2032 (a)	16,000	16,561
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	110,000	99,275
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	45,000	45,049
4.75%, 10/15/2027 (a)	635,000	632,585
Netflix, Inc.
4.88%, 4/15/2028	808,000	817,284
5.38%, 11/15/2029 (a)	1,351,000	1,390,667
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	660,000	656,757
5.40%, 6/12/2029	88,000	89,839
5.60%, 6/12/2034	352,000	360,820
WMG Acquisition Corp. 2.25%, 8/15/2031 (b)	110,000	121,165
		4,638,602
Financial Services — 0.4%
Benteler International Austria GmbH (Austria) 7.25%, 6/15/2031 (b)	100,000	124,005
Block, Inc.
5.63%, 8/15/2030 (a)	29,000	29,119
6.50%, 5/15/2032	149,000	151,829
6.00%, 8/15/2033 (a)	23,000	23,006
Far East Horizon Ltd. (China) 5.88%, 3/5/2028 (b)	582,000	587,296
Global Payments, Inc. 5.55%, 11/15/2035	3,310,000	3,229,138
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	57,000	60,941
Progroup AG (Germany) 5.13%, 4/15/2029 (b)	300,000	354,122
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	94,000	95,440
7.13%, 2/1/2032 (a)	315,000	326,322
6.38%, 8/1/2033 (a)	51,000	51,791
Rocket Mortgage LLC 4.00%, 10/15/2033 (a)	190,000	170,554
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	191,000	190,828
		5,394,391
Food Products — 0.5%
Flora Food Management BV (Netherlands) 6.88%, 7/2/2029 (b)	119,000	133,184
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (b)	504,000	552,787
JBS NV
6.75%, 3/15/2034	109,000	118,689
5.95%, 4/20/2035	609,000	627,844
5.50%, 1/15/2036	1,880,000	1,875,733
5.63%, 3/10/2037 (a)	1,170,000	1,166,490
4.38%, 2/2/2052	397,000	300,183
7.25%, 11/15/2053	880,000	963,581
Mars, Inc. 5.20%, 3/1/2035 (a)	1,260,000	1,268,483
		7,006,974
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.50%, 6/1/2030 (a)	60,000	64,532

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
6.88%, 6/1/2031 (a)	74,000	75,642
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	240,000	163,668
UGI International LLC 2.50%, 12/1/2029 (b)	296,000	323,217
		627,059
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	356,000	356,093
5.38%, 3/1/2029 (a)	155,000	151,901
8.25%, 1/15/2030 (a)	312,000	321,797
8.00%, 2/15/2031 (a)	15,000	15,105
BCP V Modular Services Finance II plc (United Kingdom) 6.50%, 7/10/2031 (b)	165,000	162,279
EC Finance plc (United Kingdom) 3.25%, 10/15/2026 (b) (k)	120,000	138,988
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	112,000	105,796
12.63%, 7/15/2029 (a)	338,000	307,861
Loxam SAS (France) 4.50%, 2/15/2027 (b)	171,000	199,476
Uber Technologies, Inc. 4.80%, 9/15/2035	1,115,000	1,085,687
XPO, Inc. 7.13%, 2/1/2032 (a)	465,000	481,709
		3,326,692
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 3.88%, 7/15/2028 (b)	400,000	464,871
Medline Borrower LP
6.25%, 4/1/2029 (a)	33,000	33,869
5.25%, 10/1/2029 (a)	280,000	279,520
		778,260
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	30,000	29,860
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	42,000	25,345
Cencora, Inc.
2.70%, 3/15/2031	2,687,000	2,454,047
4.90%, 2/13/2036	39,000	38,064
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	210,000	207,900
6.13%, 4/1/2030 (a)	55,000	50,017
5.25%, 5/15/2030 (a)	285,000	268,569
4.75%, 2/15/2031 (a)	208,000	191,246
10.88%, 1/15/2032 (a)	33,000	35,557
DaVita, Inc.
4.63%, 6/1/2030 (a)	185,000	179,762
6.88%, 9/1/2032 (a)	221,000	228,857
Encompass Health Corp.
4.50%, 2/1/2028	15,000	14,935
4.63%, 4/1/2031	160,000	154,849
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	44,000	45,717
HCA, Inc.
5.20%, 6/1/2028	630,000	638,291

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.13%, 6/15/2029	1,570,000	1,547,708
4.60%, 11/15/2032	550,000	536,985
4.90%, 11/15/2035	338,000	327,142
5.50%, 6/15/2047	66,000	61,191
5.25%, 6/15/2049	950,000	847,977
3.50%, 7/15/2051	480,000	321,345
4.63%, 3/15/2052	840,000	676,419
5.95%, 9/15/2054	2,020,000	1,963,616
6.20%, 3/1/2055	35,000	35,160
Phoenix PIB Dutch Finance BV (Germany) 4.88%, 7/10/2029 (b)	300,000	359,520
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	143,000	146,575
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	105,000	105,246
Tenet Healthcare Corp.
5.13%, 11/1/2027	30,000	30,027
6.13%, 6/15/2030	55,000	55,518
6.75%, 5/15/2031	361,000	371,730
		11,949,175
Health Care REITs — 0.2%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350,000	1,365,171
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	55,000	57,266
Ventas Realty LP 5.00%, 1/15/2035	740,000	728,469
Welltower OP LLC
2.80%, 6/1/2031	700,000	643,223
3.85%, 6/15/2032	410,000	390,535
		3,184,664
Health Care Technology — 0.1%
IQVIA, Inc.
2.25%, 1/15/2028 (b)	550,000	629,889
6.25%, 6/1/2032 (a)	492,000	502,627
		1,132,516
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	85,000	83,470
6.50%, 4/1/2032 (a)	465,000	476,792
6.50%, 6/15/2033 (a)	32,000	32,916
5.75%, 3/15/2034 (a)	39,000	38,691
		631,869
Hotels, Restaurants & Leisure — 0.5%
888 Acquisitions Ltd. (United Kingdom) (EURIBOR 3 Month + 5.50%), 7.70%, 7/15/2028 (b) (d)	160,000	182,481
Acushnet Co. 5.63%, 12/1/2033 (a)	15,000	14,883
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	315,000	310,279
Brightstar Lottery plc 2.38%, 4/15/2028 (b)	200,000	229,147
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	140,000	141,660
6.50%, 2/15/2032 (a)	30,000	29,249

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp. Ltd.
5.75%, 8/1/2032 (a)	159,000	160,619
6.13%, 2/15/2033 (a)	139,000	140,778
Carnival plc 4.13%, 7/15/2031 (b)	367,000	426,206
Cirsa Finance International Sarl (Spain) 4.88%, 10/15/2031 (b)	148,000	174,341
Essendi SA (Luxembourg) 5.63%, 5/15/2032 (b)	300,000	354,210
Hilton Domestic Operating Co., Inc.
5.50%, 9/15/2031 (a)	70,000	70,406
5.88%, 3/15/2033 (a)	257,000	259,912
5.75%, 9/15/2033 (a)	98,000	98,868
5.50%, 3/31/2034 (a)	244,000	242,887
Lottomatica Group Spa (Italy) 4.88%, 1/31/2031 (b)	149,000	176,400
MGM Resorts International
5.50%, 4/15/2027	25,000	25,025
6.13%, 9/15/2029	234,000	237,465
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	223,000	215,504
Pinnacle Bidco plc (United Kingdom) 8.25%, 10/11/2028 (b)	264,000	320,398
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	34,000	34,734
Punch Finance plc (United Kingdom) 7.88%, 12/30/2030 (b)	115,000	156,793
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	42,000	42,369
6.25%, 3/15/2032 (a)	25,000	25,535
6.00%, 2/1/2033 (a)	52,000	52,716
Six Flags Entertainment Corp.
6.50%, 10/1/2028	145,000	145,488
8.63%, 1/15/2032 (a)	175,000	179,708
6.63%, 5/1/2032 (a)	140,000	143,062
Station Casinos LLC 4.50%, 2/15/2028 (a)	200,000	197,136
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (b)	680,000	651,736
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	323,000	329,065
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	249,000	249,498
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (b)	589,000	586,791
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	105,000	104,216
6.25%, 3/15/2033 (a)	150,000	150,532
		6,860,097
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	254,000	152,451
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	30,000	29,452
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	50,000	52,207
6.63%, 9/15/2029	295,000	295,134
6.38%, 5/15/2030	40,000	39,467
6.63%, 5/15/2032	25,000	24,321
7.50%, 4/1/2046 (k)	30,000	26,153
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	135,000	129,762

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
3.88%, 10/15/2031 (a)	365,000	334,129
TopBuild Corp. 5.63%, 1/31/2034 (a)	44,000	44,427
		1,127,503
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	50,000	49,887
4.13%, 10/15/2030	355,000	335,827
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	410,000	405,116
4.38%, 3/31/2029 (a)	225,000	216,577
		1,007,407
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 3.95%, 7/15/2030 (a)	768,000	737,520
Constellation Energy Generation LLC
5.00%, 2/1/2031 (a)	235,000	235,438
5.60%, 6/15/2042	202,000	199,792
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	825,093	838,129
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	627,000	679,279
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	172,000	171,944
6.38%, 5/1/2033 (a)	253,000	252,014
6.25%, 2/1/2034 (a)	192,000	191,294
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (e) (f)	115,000	115,746
		3,421,156
Insurance — 0.5%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	600,000	594,543
Asurion LLC 8.00%, 12/31/2032 (a)	92,000	95,936
AXA SA (France)
(EURIBOR 3 Month + 2.60%), 1.88%, 7/10/2042 (b) (d)	300,000	313,881
(EURIBOR 3 Month + 3.60%), 4.25%, 3/10/2043 (b) (d)	400,000	473,166
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (3-MONTH SOFR + 4.92%), 5.63%, 6/24/2046 (b) (d)	1,770,000	1,770,074
MetLife, Inc.
6.40%, 12/15/2036	1,340,000	1,373,153
9.25%, 4/8/2038 (a)	380,000	445,299
10.75%, 8/1/2039	345,000	445,507
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (d)	360,000	355,949
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	720,000	741,470
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	200,000	199,674
		6,808,652
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.88%, 11/15/2035	316,000	308,752
5.50%, 11/15/2045	755,000	708,700

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
4.45%, 8/15/2052	399,000	313,018
5.40%, 8/15/2054	23,000	20,590
6.30%, 5/15/2056	1,620,000	1,634,597
Snap, Inc. 6.88%, 3/1/2033 (a)	32,000	31,719
		3,017,376
IT Services — 0.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	298,000	298,504
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	325,000	315,769
Beignet Investor LLC 6.58%, 5/30/2049 (a)	1,920,000	1,979,369
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	125,000	107,682
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	219,000	223,430
9.00%, 2/1/2031 (a)	7,000	7,097
9.75%, 10/1/2031 (a)	115,000	118,619
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	95,000	95,036
United Group BV (Slovenia) 6.38%, 5/14/2033 (a)	108,000	127,546
		3,273,052
Machinery — 0.1%
Alstom SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (b) (d) (e) (f)	300,000	362,504
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	130,000	134,584
CTEC II GmbH (Germany) 5.25%, 2/15/2030 (b)	100,000	111,181
Enpro, Inc. 6.13%, 6/1/2033 (a)	23,000	23,416
Esab Corp. 5.63%, 4/1/2031 (a)	48,000	48,238
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	40,000	39,196
Terex Corp.
5.00%, 5/15/2029 (a)	33,000	32,713
6.25%, 10/15/2032 (a)	78,000	79,195
TK Elevator Midco GmbH 4.38%, 7/15/2027 (b)	34,037	39,730
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	130,000	133,259
Wabash National Corp. 4.50%, 10/15/2028 (a)	375,000	318,919
		1,322,935
Marine Transportation — 0.1%
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (b)	535,097	538,950
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	703,517	752,763
		1,291,713
Media — 1.0%
Charter Communications Operating LLC
2.25%, 1/15/2029	765,000	714,468
3.50%, 6/1/2041	1,839,000	1,284,168
5.38%, 5/1/2047	958,000	772,854
5.13%, 7/1/2049	991,000	762,429
3.90%, 6/1/2052	1,038,000	659,446
5.25%, 4/1/2053	375,000	292,666
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	235,000	235,503
7.50%, 6/1/2029 (a)	520,000	521,829

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
7.13%, 2/15/2031 (a)	208,000	215,007
7.50%, 3/15/2033 (a)	404,000	423,887
CSC Holdings LLC 6.50%, 2/1/2029 (a)	785,000	461,288
DISH DBS Corp.
7.75%, 7/1/2026	205,000	203,976
5.25%, 12/1/2026 (a)	345,000	343,707
5.75%, 12/1/2028 (a)	165,000	161,922
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,305,000	1,344,646
EchoStar Corp. 6.75% (Cash), 11/30/2030 (c)	200,000	204,287
Gray Media, Inc.
10.50%, 7/15/2029 (a)	85,000	89,983
4.75%, 10/15/2030 (a)	245,000	185,600
7.25%, 8/15/2033 (a)	314,000	311,245
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	709,000	687,236
10.88%, 5/1/2030 (a)	170,000	144,465
7.75%, 8/15/2030 (a)	150,850	138,521
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	105,000	104,389
Midcontinent Communications 8.00%, 8/15/2032 (a)	214,000	202,103
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	105,000	107,342
9.50%, 2/15/2033 (a)	63,000	64,446
Nexstar Media, Inc.
6.50%, 9/15/2033 (a)	591,000	595,709
7.25%, 4/15/2034 (a)	396,000	398,492
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	39,000	38,975
4.63%, 3/15/2030 (a)	130,000	126,324
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	193,000	198,308
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	600,000	584,492
5.88%, 4/15/2032 (a)	126,000	125,421
Stagwell Global LLC 5.63%, 8/15/2029 (a)	189,000	183,952
Univision Communications, Inc.
7.38%, 6/30/2030 (a)	90,000	89,618
9.38%, 8/1/2032 (a)	140,000	143,360
8.88%, 4/15/2033 (a)	68,000	67,741
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (b)	621,000	631,425
		13,821,230
Metals & Mining — 0.9%
Anglo American Capital plc (South Africa)
5.50%, 5/2/2033 (a)	2,640,000	2,701,512
5.25%, 3/19/2036 (a)	310,000	307,337
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	185,000	179,287
6.88%, 11/1/2029 (a)	35,000	35,786
7.50%, 9/15/2031 (a)	62,000	64,009

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
7.00%, 3/15/2032 (a)	19,000	19,208
Commercial Metals Co. 5.75%, 11/15/2033 (a)	48,000	48,036
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	1,163,000	1,145,640
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	1,866,000	1,976,150
5.63%, 4/4/2034 (a)	2,237,000	2,304,661
5.67%, 4/1/2035 (a)	1,280,000	1,316,937
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (a)	830,000	840,209
Novelis Corp. 6.88%, 1/30/2030 (a)	23,000	23,633
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (b)	270,000	309,840
Vale Overseas Ltd. (Brazil)
6.40%, 6/28/2054	1,085,000	1,108,685
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (a) (d)	295,000	295,783
		12,676,713
Multi-Utilities — 0.7%
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	140,000	149,046
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	1,370,000	1,420,582
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	1,247,000	1,277,129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	1,801,000	1,810,742
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (d)	518,000	594,989
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	691,000	717,626
San Diego Gas & Electric Co.
Series DDDD, 5.20%, 3/15/2036	445,000	445,576
Series UUU, 3.32%, 4/15/2050	200,000	134,781
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	680,000	694,400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (d)	274,000	277,160
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482,000	424,903
Veolia Environnement SA (France)
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/28/2026 (b) (d) (e) (f)	900,000	1,043,378
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (b) (d) (e) (f)	300,000	367,201
		9,357,513
Oil, Gas & Consumable Fuels — 4.0%
AI Candelaria -spain- SA (Colombia) 5.75%, 6/15/2033 (b)	642,000	575,964
Aker BP ASA (Norway) 5.25%, 10/30/2035 (a)	383,000	375,680
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	110,000	110,032
5.38%, 6/15/2029 (a)	130,000	129,911
5.75%, 10/15/2033 (a)	48,000	47,496
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	25,000	25,656
Azule Energy Finance plc (Angola) 8.25%, 1/22/2031 (b)	630,000	642,688
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	55,000	56,562
7.25%, 7/15/2032 (a)	175,000	181,920
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050,000	2,048,411
BP Capital Markets plc (EUR Swap Annual 5 Year + 3.52%), 3.25%, 6/8/2026 (b) (d) (e) (f)	1,300,000	1,516,320

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP 6.75%, 2/1/2030 (a)	336,000	347,966
Caturus Energy LLC 7.13%, 5/15/2031 (a)	46,000	45,943
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380,000	2,369,024
5.95%, 6/30/2033	1,625,000	1,704,759
5.75%, 8/15/2034	2,255,000	2,339,441
5.55%, 10/30/2035	1,045,000	1,066,171
Chevron USA, Inc. 2.34%, 8/12/2050	200,000	115,445
Chord Energy Corp.
6.00%, 10/1/2030 (a)	34,000	34,423
6.75%, 3/15/2033 (a)	179,000	183,780
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	2,455,000	2,557,673
6.04%, 11/15/2033 (a)	5,450,000	5,757,080
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	330,000	324,238
Coterra Energy, Inc. 5.40%, 2/15/2035	2,309,000	2,340,112
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	140,000	143,676
7.88%, 4/15/2032 (a)	435,000	445,852
7.38%, 1/15/2033 (a)	75,000	76,213
8.38%, 1/15/2034 (a)	45,000	47,203
Diamondback Energy, Inc. 5.75%, 4/18/2054	1,545,000	1,517,902
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630,000	632,614
8.88%, 1/13/2033	220,000	232,430
7.38%, 9/18/2043	550,000	504,625
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (d)	3,034,000	3,207,090
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	123,000	140,672
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	1,270,000	1,351,129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	1,705,000	1,719,066
Eni SpA (Italy)
4.25%, 5/9/2029 (a)	910,000	904,066
(EURIBOR ICE Swap Rate 5 Year + 1.64%), 4.13%, 1/19/2032 (b) (d) (e) (f)	1,350,000	1,555,121
5.95%, 5/15/2054 (a)	200,000	199,450
EQT Corp. 4.75%, 1/15/2031	169,000	168,028
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	419,000	415,020
Expand Energy Corp.
5.38%, 3/15/2030	1,725,000	1,740,313
4.75%, 2/1/2032	75,000	73,606
Genesis Energy LP
8.25%, 1/15/2029	25,000	25,944
8.00%, 5/15/2033	29,000	30,417
6.75%, 3/15/2034	59,000	59,228
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (a)	617,880	591,422
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (b)	650,100	657,173
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	191,000	195,971

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Harvest Midstream I LP 6.75%, 5/15/2034 (a)	40,000	41,067
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	27,000	27,271
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	40,000	39,911
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	130,000	134,376
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	35,000	35,355
KazMunayGas National Co. JSC (Kazakhstan)
5.75%, 4/19/2047 (b)	998,000	952,496
6.38%, 10/24/2048 (b)	562,000	566,659
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	25,000	25,125
Matador Resources Co.
6.50%, 4/15/2032 (a)	100,000	101,334
6.25%, 4/15/2033 (a)	152,000	152,839
6.00%, 4/15/2034 (a)	56,000	55,332
Medco Cypress Tree Pte. Ltd. (Indonesia) 8.63%, 5/19/2030 (b)	610,000	637,940
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	145,000	150,663
NuStar Logistics LP 5.63%, 4/28/2027	40,000	40,122
ORLEN SA (Poland) 6.00%, 1/30/2035 (b)	230,000	238,032
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	75,000	78,205
6.25%, 2/1/2033 (a)	331,000	340,064
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (b)	752,817	730,233
Petroleos Mexicanos (Mexico)
5.95%, 1/28/2031	950,000	937,802
6.70%, 2/16/2032	320,000	322,240
10.00%, 2/7/2033	310,000	364,095
7.69%, 1/23/2050	1,000,000	915,530
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	75,000	78,176
Repsol Europe Finance Sarl (Spain) (EURIBOR ICE Swap Rate 5 Year + 1.75%), 4.20%, 11/19/2031 (b) (d) (e) (f)	600,000	691,866
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	96,000	99,821
Santos Finance Ltd. (Australia) 5.75%, 11/13/2035 (a)	119,000	120,425
SM Energy Co.
6.63%, 1/15/2027	245,000	245,312
6.75%, 8/1/2029 (a)	34,000	34,860
8.75%, 7/1/2031 (a)	65,000	68,044
7.00%, 8/1/2032 (a)	31,000	31,757
9.63%, 6/15/2033 (a)	32,000	35,618
6.63%, 4/15/2034 (a)	82,000	82,445
Sunoco LP
5.63%, 3/15/2031 (a)	320,000	320,403
5.38%, 7/15/2031 (a)	51,000	50,752
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	260,000	268,424
6.00%, 12/31/2030 (a)	250,000	251,546
6.00%, 9/1/2031 (a)	65,000	65,012
6.75%, 3/15/2034 (a)	166,000	169,615
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310,000	208,841
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	300,000	282,797
TotalEnergies SE (France) (EURIBOR ICE Swap Rate 5 Year + 1.35%), 3.79%, 2/26/2031 (b) (d) (e) (f)	1,150,000	1,320,217

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TransCanada PipeLines Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (d)	164,000	165,208
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (d)	180,000	181,773
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (d)	810,000	811,775
Venture Global Calcasieu Pass LLC 6.00%, 5/1/2036 (a)	21,000	21,236
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	23,000	23,511
9.50%, 2/1/2029 (a)	101,000	109,963
7.00%, 1/15/2030 (a)	194,000	198,998
9.88%, 2/1/2032 (a)	234,000	250,196
		54,606,208
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200,000	1,226,250
Passenger Airlines — 0.1%
American Airlines, Inc. 5.75%, 4/20/2029 (a)	200,000	199,778
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	364,000	334,822
United Airlines Holdings, Inc. 4.88%, 3/1/2029	75,000	74,008
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	50,000	49,777
		658,385
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	130,000	129,539
4.13%, 4/1/2029 (a)	165,000	157,694
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	145,000	164,320
6.13%, 9/30/2032	24,000	22,910
		474,463
Pharmaceuticals — 0.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	570,000	583,576
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	288,000	266,308
6.25%, 2/15/2029 (a)	140,000	100,100
Bayer AG (Germany) Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (b) (d)	800,000	983,304
Bristol-Myers Squibb Co. 5.55%, 2/22/2054	1,363,000	1,327,764
Cheplapharm Arzneimittel GmbH (Germany)
7.50%, 5/15/2030 (b)	160,000	193,341
7.13%, 6/15/2031 (b)	123,000	147,004
Dolcetto Holdco SpA (Italy) 5.63%, 7/14/2032 (b)	150,000	175,789
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	16,000	17,053
Merck & Co., Inc. 5.55%, 12/4/2055	900,000	884,578
Neopharmed Gentili SpA (Italy) 7.13%, 4/8/2030 (b)	208,000	251,034
Nidda Healthcare Holding GmbH (Germany) 5.38%, 10/23/2030 (b)	140,000	165,550
Organon & Co.
2.88%, 4/30/2028 (b)	300,000	346,363
4.13%, 4/30/2028 (a)	310,000	306,217

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
5.13%, 4/30/2031 (a)	310,000	307,275
Rossini SARL (Italy) 6.75%, 12/31/2029 (b)	419,000	507,335
		6,562,591
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	190,000	182,500
9.75%, 4/15/2030 (a)	60,000	64,635
Aroundtown SA (Germany) 3.50%, 5/13/2030 (b)	200,000	228,813
New Immo Holding SA (France) 3.25%, 7/23/2027 (b)	100,000	116,205
		592,153
Retail REITs — 0.0% ^
NNN REIT, Inc. 5.50%, 6/15/2034	280,000	285,466
Regency Centers LP 2.95%, 9/15/2029	320,000	305,043
		590,509
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	303,000	304,390
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	300,000	318,375
Broadcom, Inc.
4.55%, 2/15/2032	400,000	396,107
5.20%, 7/15/2035	276,000	277,652
3.14%, 11/15/2035 (a)	1,463,000	1,246,264
Entegris, Inc.
4.38%, 4/15/2028 (a)	60,000	59,161
5.95%, 6/15/2030 (a)	945,000	954,752
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	550,000	563,520
6.25%, 1/25/2035 (a)	990,000	1,046,886
6.10%, 1/25/2036 (a)	770,000	809,153
6.20%, 1/25/2037 (a)	200,000	210,992
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	200,000	205,918
Marvell Technology, Inc.
2.95%, 4/15/2031	730,000	672,708
5.45%, 7/15/2035	1,153,000	1,179,744
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	43,000	41,953
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	250,000	254,931
Synaptics, Inc. 4.00%, 6/15/2029 (a)	95,000	91,013
		8,633,519
Software — 0.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	340,000	327,743
Elastic NV 4.13%, 7/15/2029 (a)	215,000	205,868
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	42,000	41,593
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	95,000	93,373
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	81,000	84,471
8.75%, 7/1/2034 (a)	91,000	96,173

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Oracle Corp.
5.70%, 2/4/2036	65,000	63,861
6.55%, 2/4/2046	897,000	864,880
4.00%, 7/15/2046	135,000	93,903
3.60%, 4/1/2050	5,000	3,125
3.95%, 3/25/2051	260,000	170,792
5.38%, 9/27/2054	799,000	640,608
6.00%, 8/3/2055	291,000	255,158
6.70%, 2/4/2056	1,870,000	1,801,018
6.85%, 2/4/2066	820,000	785,472
RingCentral, Inc. 8.50%, 8/15/2030 (a)	513,000	537,920
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	75,000	75,006
6.50%, 6/1/2032 (a)	775,000	781,901
Synopsys, Inc. 5.70%, 4/1/2055	269,000	262,255
		7,185,120
Specialized REITs — 0.1%
Crown Castle, Inc. 4.80%, 9/1/2028	740,000	743,790
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	105,000	105,010
5.00%, 7/15/2028 (a)	35,000	34,905
4.88%, 9/15/2029 (a)	160,000	157,207
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	165,000	167,272
		1,208,184
Specialty Retail — 0.2%
Agrifarma SpA (Italy) 4.50%, 10/31/2028 (b)	400,000	469,582
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	202,000	196,190
4.75%, 3/1/2030	100,000	97,302
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (j)	14,602	—
Fressnapf Holding SE (Germany) 5.25%, 10/31/2031 (b)	170,000	200,529
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	50,000	46,807
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	21,000	21,350
Lithia Motors, Inc. 5.50%, 10/1/2030 (a)	26,000	25,778
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	62,000	62,105
PetSmart LLC 7.50%, 9/15/2032 (a)	250,000	251,907
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	265,000	259,757
Staples, Inc.
10.75%, 9/1/2029 (a)	530,000	504,232
12.75%, 1/15/2030 (a)	20,145	15,420
		2,150,959
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	394,000	412,192
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	21,000	21,885
8.50%, 7/15/2031 (a)	110,000	115,015

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
5.75%, 12/1/2034 (a)	105,000	106,798
Xerox Corp. 10.25%, 10/15/2030 (a)	45,000	39,393
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	81,000	36,450
		731,733
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (b)	160,000	188,214
Birkenstock Financing SARL 5.25%, 4/30/2029 (b)	400,000	469,350
CT Investment GmbH (Germany) 6.38%, 4/15/2030 (b)	133,000	159,395
VF Corp.
0.25%, 2/25/2028	200,000	219,232
2.95%, 4/23/2030	178,000	161,131
		1,197,322
Tobacco — 0.3%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710,000	2,607,269
7.08%, 8/2/2043	1,690,000	1,884,287
		4,491,556
Trading Companies & Distributors — 0.1%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	65,000	67,443
8.63%, 5/15/2032 (a)	65,000	68,308
8.00%, 3/15/2033 (a)	25,000	26,000
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	454,000	471,739
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	125,000	127,369
Rexel SA (France) 2.13%, 12/15/2028 (b)	100,000	112,984
United Rentals North America, Inc.
5.38%, 11/15/2033 (a)	232,000	229,099
6.13%, 3/15/2034 (a)	215,000	220,651
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	208,000	212,664
5.25%, 4/15/2031 (a)	44,000	43,583
6.63%, 3/15/2032 (a)	25,000	25,789
6.38%, 3/15/2033 (a)	43,000	44,183
		1,649,812
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV (Spain) (EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (b) (d) (e) (f)	200,000	236,112
Mundys SpA (Italy) 1.88%, 2/12/2028 (b)	370,000	419,879
		655,991
Wireless Telecommunication Services — 0.7%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	102,947	100,372
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	802,000	831,995
Iliad Holding SAS (France)
5.63%, 10/15/2028 (b)	644,000	757,355
6.88%, 4/15/2031 (b)	364,000	447,880
PLT VII Finance SARL (Luxembourg) 6.00%, 6/15/2031 (b)	302,000	363,462

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Sunrise HoldCo IV BV (Netherlands) 3.88%, 6/15/2029 (b)	225,000	258,757
Telefonica Europe BV (Spain)
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (b) (d) (e) (f)	700,000	866,825
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (b) (d) (e) (f)	300,000	382,723
T-Mobile USA, Inc.
3.38%, 4/15/2029	1,460,000	1,416,940
2.25%, 11/15/2031	2,586,000	2,279,097
Turkcell Iletisim Hizmetleri A/S (Turkey) 7.45%, 1/24/2030 (b)	620,000	631,885
Vmed O2 UK Financing I plc (United Kingdom) 5.63%, 4/15/2032 (b)	200,000	217,934
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (b) (d)	400,000	471,111
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (b) (d)	200,000	223,183
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (b) (d)	200,000	250,056
		9,499,575
Total Corporate Bonds (Cost $544,052,996)		546,519,964
Asset-Backed Securities — 12.0%
ACC Trust Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	356,628	20,011
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	62,644	58,404
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	83,085	77,522
Series 2021-1H, Class C, 2.35%, 10/20/2040 (a)	364,325	337,010
Affirm Asset Securitization Trust Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	3,290,000	3,295,208
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,300,000	2,337,195
Series 2022-4, Class E, 10.00%, 1/14/2030 (a)	575,000	578,093
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	542,000	552,822
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400,000	1,434,005
Series 2025-4, Class C, 4.83%, 1/13/2031 (a)	1,160,000	1,162,287
Series 2025-2, Class C, 5.11%, 4/14/2031 (a)	1,000,000	1,006,086
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	802,000	807,600
Series 2025-2, Class D, 5.50%, 8/12/2031 (a)	1,325,000	1,341,242
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	3,914,000	3,957,784
Series 2025-4, Class D, 5.25%, 9/12/2031 (a)	2,600,000	2,598,210
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,036,324
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	3,740,000	3,900,357
Series 2026-2, Class C, 4.85%, 5/10/2032 (a)	875,000	872,540
Series 2026-2, Class D, 5.18%, 6/8/2032 (a)	1,410,000	1,400,960
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	1,885,000	1,889,257
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	2,000,000	1,998,913
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	1,500,000	1,490,044
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	758	759
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 5.27%, 10/25/2034 (h)	15,803	16,272
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	635,000	643,756
Series 2023-8A, Class C, 7.34%, 2/20/2030 (a)	1,200,000	1,248,387
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	384,000	388,069

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	359,000	361,694
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.11%, 12/26/2031 (a) (h)	71,801	72,035
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,100,000	1,115,517
Series 2024-4, Class D, 5.23%, 8/15/2030	900,000	902,648
Series 2025-1, Class D, 5.64%, 11/15/2030	975,000	984,968
Series 2025-2, Class D, 5.62%, 3/17/2031	290,000	293,468
Series 2025-4, Class D, 5.41%, 8/15/2031	1,000,000	1,004,440
Series 2026-1, Class D, 4.99%, 11/17/2031	430,000	426,420
Series 2026-2, Class C, 4.88%, 2/17/2032	240,000	239,574
Series 2026-2, Class D, 5.19%, 2/17/2032	740,000	736,818
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	1,003,165	1,014,144
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	595,739	591,546
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	882,931	754,831
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (a)	128,457	112,054
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (a)	47,270	38,112
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 4.82%, 12/25/2032 (h)	207,880	221,224
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	585,731	587,658
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	663,000	669,387
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	870,000	884,053
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	910,000	910,197
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	560,000	562,436
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	660,000	655,750
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	230,000	230,421
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	2,572,000	2,601,729
Series 2024-2, Class C, 4.67%, 5/17/2032	513,000	515,178
Series 2024-2, Class D, 4.94%, 5/17/2032	537,000	540,349
Series 2025-1, Class D, 5.41%, 9/15/2032	680,000	684,587
Series 2025-2, Class D, 4.90%, 12/15/2032	2,000,000	1,986,109
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,928,396	1,790,534
DT Auto Owner Trust Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000,000	999,910
Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 5.38%, 7/18/2037 (a) (h)	1,250,000	1,251,373
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,190,726	1,200,566
Series 2022-4A, Class D, 5.98%, 12/15/2028	495,355	497,577
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,553,000	1,579,293
Series 2024-3A, Class D, 5.98%, 9/16/2030	750,000	764,839
Series 2025-3A, Class D, 5.57%, 10/15/2031	580,000	584,985
Series 2025-4A, Class D, 5.23%, 1/15/2032	895,000	894,885
Series 2026-1A, Class D, 5.00%, 5/17/2032	790,000	781,765
FIGRE Trust Series 2024-HE4, Class A, 5.06%, 9/25/2054 (a) (h)	1,495,791	1,494,593
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	724,071	727,639
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	92,816	93,511

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
GS Mortgage-Backed Securities Trust
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (k)	507,438	505,324
Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (a) (k)	1,700,000	1,699,988
Hertz Vehicle Financing LLC
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	200,000	200,200
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	146,000	146,171
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,400,000	1,411,150
Series 2025-4A, Class B, 5.90%, 12/25/2031 (a)	660,000	667,287
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	2,000,000	1,980,939
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	1,393,000	1,379,717
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,726,000	1,710,268
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	725,154	730,294
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	121,656	113,787
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	309,687	125,004
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	261,103	256,373
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	511,000	508,458
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	250,000	250,281
Series 2025-1A, Class A, 4.94%, 9/20/2034 (a)	700,000	702,776
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	1,600,000	1,595,957
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	1,100,000	1,096,386
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	735,000	718,354
Series 2025-3A, Class D, 5.64%, 5/21/2035 (a)	1,110,000	1,090,586
Magnetite Ltd. (Cayman Islands) Series 2024-40A, Class B1, 5.42%, 7/15/2037 (a) (h)	2,300,000	2,304,961
Mariner Finance Issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	1,000,000	997,984
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	342,000	343,982
Marlette Funding Trust Series 2021-2A, Class D, 2.16%, 9/15/2031 (a)	16,246	16,226
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	763,909	773,031
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 4.67%, 7/25/2034 (h)	49,541	53,801
Series 2004-HE8, Class M2, 4.72%, 9/25/2034 (h)	38,807	43,330
Series 2005-NC1, Class M3, 4.46%, 1/25/2035 (h)	347,410	345,589
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	285,304	277,743
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2020-38A, Class CR2, 5.56%, 10/20/2036 (a) (h)	1,100,000	1,100,488
Series 2019-34A, Class BR2, 5.33%, 7/20/2039 (a) (h)	1,060,000	1,061,992
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (k)	2,368,146	2,371,839
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	355,724	352,202
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.42%, 4/21/2037 (a) (h)	3,300,000	3,304,722
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 5.43%, 7/20/2037 (a) (h)	1,100,000	1,102,417
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	1,404,000	1,409,363
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (a)	690,000	700,627
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, 5.14%, 9/15/2036 (a) (h)	2,738,000	2,756,309
Series 2025-1A, Class D, 5.79%, 7/14/2038 (a)	450,000	448,417
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	97,299	97,338

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	273,940	269,799
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	141,503	139,516
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	479,360	473,147
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	1,170,000	1,165,888
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	670,000	668,196
Option One Mortgage Loan Trust Series 2004-3, Class M3, 4.67%, 11/25/2034 (h)	14,099	15,346
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	217,695	215,603
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.37%, 2/15/2038 (a) (h)	3,300,000	3,305,983
PFP Ltd. (Cayman Islands)
Series 2026-14, Class A, 4.97%, 12/18/2043 (a) (h) (i)	1,105,000	1,105,000
Series 2026-14, Class AS, 5.30%, 12/18/2043 (a) (h) (i)	275,000	275,000
PRET LLC Series 2026-NPL6, Class A1, 5.69%, 5/25/2056 (a) (k)	1,915,000	1,914,914
PRET Trust Series 2026-RN1, Class A1, 5.92%, 6/25/2066 (a) (i) (k)	2,265,000	2,264,997
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	3,214,072	3,007,264
RCKT Mortgage Trust Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (k)	880,935	878,363
RCO Mortgage LLC Series 2025-3, Class A1, 6.43%, 5/25/2030 (a) (k)	554,895	555,386
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (k)	22,895	22,781
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	1,094,699	1,036,735
Republic Finance Issuance Trust
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,866,000	1,877,175
Series 2026-A, Class A, 4.82%, 6/20/2039 (a)	3,270,000	3,259,679
Series 2026-A, Class B, 5.15%, 6/20/2039 (a)	620,000	617,019
Santander Drive Auto Receivables Trust
Series 2022-6, Class C, 4.96%, 11/15/2028	17,297	17,307
Series 2023-4, Class B, 5.77%, 12/15/2028	664,948	668,677
Series 2025-2, Class D, 5.47%, 5/15/2031	1,800,000	1,819,088
Series 2025-3, Class D, 5.11%, 9/15/2031	1,600,000	1,600,848
Series 2024-3, Class D, 5.97%, 10/15/2031	1,470,000	1,497,499
Series 2025-4, Class D, 4.95%, 1/15/2032	609,000	605,521
Series 2024-5, Class D, 5.14%, 2/17/2032	699,000	701,586
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,074,581	2,107,267
Series 2023-10B, Class 1, 5.69%, 9/10/2033	870,035	901,960
Series 2024-10A, Class 1, 5.04%, 3/10/2034	1,864,094	1,886,825
SCF Equipment Leasing LLC
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,038,000	1,047,806
Series 2025-1A, Class E, 6.75%, 11/20/2035 (a)	1,434,000	1,485,024
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	535,000	523,652
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	755,000	740,448
Stifel SBA IO Trust Series 2025-3A, Class A2, 1.93%, 10/25/2051 (a) (h)	9,252,443	551,450
Stifel SBA Trust Series 2025-2A, Class A1, 2.56%, 8/25/2036 (a) (h)	10,861,387	641,926
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 4.05%, 9/25/2034 (h)	37,500	32,709
Symphony CLO Ltd. (Cayman Islands) Series 2015-16A, Class B1RR, 5.37%, 10/15/2031 (a) (h)	976,000	976,122
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	797,019	798,334
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (k)	716,761	711,444
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (k)	1,426,641	1,408,069

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.16%, 9/18/2042 (a) (h)	1,200,000	1,203,032
United States Small Business Administration Series 2025-25J, Class 1, 4.79%, 10/1/2050	964,833	960,280
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	461,804	352,461
VCAT LLC
Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (a) (k)	417,819	418,036
Series 2026-NPL3, Class A1, 5.57%, 5/25/2056 (a) (i) (k)	1,200,000	1,199,984
Voya CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR, 5.43%, 4/20/2035 (a) (h)	3,830,000	3,835,806
Wendy's Funding LLC Series 2025-1A, Class A2I, 5.42%, 12/15/2055 (a)	1,645,875	1,619,780
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	1,285,000	1,289,049
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	350,000	352,422
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	1,265,000	1,283,554
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	544,000	553,434
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	2,100,000	2,112,437
Total Asset-Backed Securities (Cost $162,988,061)		162,531,223
Mortgage-Backed Securities — 11.7%
FHLMC Gold Pools, Other Pool # WN2492, 4.93%, 6/1/2028	860,887	863,328
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,459,853	2,479,626
FNMA UMBS, 30 Year
Pool # MA4783, 4.00%, 10/1/2052	9,351,789	8,777,353
Pool # FS8290, 5.50%, 9/1/2053	11,355,922	11,550,076
Pool # FS8365, 5.50%, 6/1/2054	2,801,125	2,824,808
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,600,000	1,607,080
Pool # BF0263, 3.50%, 5/1/2058	828,210	751,250
GNMA II, 30 Year
Pool # MA8200, 4.00%, 8/20/2052	31,767,750	29,804,227
Pool # 787892, 5.50%, 2/20/2055	3,309,481	3,358,176
GNMA II, Single Family, 30 Year
TBA, 5.00%, 6/15/2056 (i)	45,247,000	44,677,728
TBA, 5.50%, 6/15/2056 (i)	50,560,000	50,871,818
Total Mortgage-Backed Securities (Cost $157,488,220)		157,565,470
Collateralized Mortgage Obligations — 9.5%
Alternative Loan Trust
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	66,460	68,689
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	115,623	110,626
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	277,208	248,638
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	507,565	387,936
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 3.89%, 12/25/2046 (h)	684,679	599,480
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (k)	300,000	299,857
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (h)	141,940	140,967
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (h)	68,118	66,829
Series 2021-3, Class A1, 1.07%, 5/25/2066 (a) (h)	1,949,680	1,688,454
Series 2021-3, Class A2, 1.31%, 5/25/2066 (a) (h)	1,462,477	1,276,122

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	19,667	15,547
Banc of America Funding Trust Series 2006-A, Class 1A1, 5.68%, 2/20/2036 (h)	93,374	89,671
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.27%, 2/25/2034 (h)	62,288	61,714
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (a) (k)	580,000	577,568
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	695	488
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (k)	371,068	370,503
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (a) (h)	989,203	911,337
Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1, 12.98%, 11/25/2039 (a) (h)	5,595,252	5,790,971
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	222,970	99,891
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 5.30%, 3/25/2067 (a) (h)	485,023	471,213
FHLMC STACR REMIC Trust
Series 2022-DNA3, Class M1B, 6.51%, 4/25/2042 (a) (h)	580,000	589,300
Series 2023-HQA2, Class M1B, 6.96%, 6/25/2043 (a) (h)	1,700,000	1,742,354
Series 2023-HQA2, Class M2, 7.46%, 6/25/2043 (a) (h)	1,700,000	1,776,411
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	177,311	1,504
Series 4086, Class AI, IO, 3.50%, 7/15/2027	38,995	298
Series 4120, Class UI, IO, 3.00%, 10/15/2027	106,552	1,375
Series 4216, Class MI, IO, 3.00%, 6/15/2028	53,064	844
Series 5616, Class MG, 4.35%, 7/15/2031	4,249,070	4,192,134
Series 5607, Class KT, 4.25%, 11/15/2032	3,334,991	3,269,455
Series 5616, Class GB, 4.15%, 12/15/2032	6,353,446	6,185,698
Series 4178, Class BI, IO, 3.00%, 3/15/2033	387,686	24,388
Series 2936, Class AS, IF, IO, 2.34%, 2/15/2035 (h)	70,318	4,266
Series 4018, Class HI, IO, 4.50%, 3/15/2041	267,406	6,274
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	379,627	48,543
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,235,260	176,994
Series 4305, Class SK, IF, IO, 2.84%, 2/15/2044 (h)	581,375	77,895
Series 4612, Class QI, IO, 3.50%, 5/15/2044	1,397,527	116,530
Series 4687, Class SG, IF, IO, 2.39%, 1/15/2047 (h)	1,860,294	198,180
Series 4681, Class SD, IF, IO, 2.39%, 5/15/2047 (h)	4,302,115	461,990
Series 5023, Class MI, IO, 3.00%, 10/25/2050	2,969,544	476,222
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	118,949	1,600
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	78,333	1,020
Series 2003-130, Class NS, IF, IO, 3.27%, 1/25/2034 (h)	229,301	18,833
Series 2005-67, Class SI, IF, IO, 2.97%, 8/25/2035 (h)	200,975	10,036
Series 2005-69, Class AS, IF, IO, 2.97%, 8/25/2035 (h)	39,367	3,909
Series 2006-24, Class QS, IF, IO, 3.47%, 4/25/2036 (h)	159,534	15,243
Series 2010-68, Class SJ, IF, IO, 2.82%, 7/25/2040 (h)	134,275	13,573
Series 2016-39, Class LS, IF, IO, 2.27%, 7/25/2046 (h)	1,705,978	175,299
Series 2016-74, Class GS, IF, IO, 2.27%, 10/25/2046 (h)	816,589	78,502
Series 2017-6, Class SB, IF, IO, 2.32%, 2/25/2047 (h)	1,095,754	114,379
Series 2025-98, Class UZ, 6.00%, 8/25/2054	464,031	464,481
Series 2025-106, Class UZ, 5.50%, 12/25/2055	1,436,306	1,416,187
GCAT Trust
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (k)	97,319	96,363
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (a) (h)	1,737,554	1,524,864
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (a) (h)	1,369,649	1,154,859

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810,000	639,835
Series 2014-181, Class SL, IF, IO, 1.88%, 12/20/2044 (h)	1,194,227	99,886
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	11,698,131	1,676,053
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	3,786,452	653,338
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	4,100,112	666,971
Series 2025-156, Class PA, 6.50%, 9/20/2055	1,507,507	1,515,738
Series 2025-211, Class UZ, 5.50%, 12/20/2055	1,814,306	1,807,553
Series 2025-211, Class CP, 6.50%, 12/20/2055	3,579,809	3,581,295
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (h)	178,020	5,376
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (h)	510,278	515,620
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (h)	934,155	943,935
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (h)	2,669,689	2,697,638
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	290,434	213,073
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 4.22%, 6/25/2035 (h)	480,784	384,439
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	270,895	109,837
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	199,930	105,537
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (k)	1,025,000	1,025,497
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (k)	815,000	817,032
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (k)	697,000	697,758
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (h)	400,000	402,016
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	435,099	436,085
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (k)	1,341,133	1,343,207
Series 2025-NQM5, Class A1A, 5.19%, 11/25/2070 (a) (k)	1,310,049	1,307,762
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.27%, 9/25/2034 (h)	78,054	75,890
Series 2004-9, Class 1A, 5.34%, 11/25/2034 (h)	44,555	44,107
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (h)	451,104	416,652
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (h)	826,656	786,314
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (h)	365,024	342,855
Series 2025-NQM7, Class A1A, 5.01%, 10/26/2065 (a) (k)	1,054,316	1,048,285
Series 2026-NQM1, Class A1A, 4.82%, 11/25/2065 (a) (k)	978,893	970,052
Series 2026-NQM2, Class M1, 5.48%, 12/25/2065 (a) (h)	300,000	293,240
Series 2026-NQM4, Class A1A, 5.00%, 2/25/2066 (a) (k)	2,104,034	2,090,432
Series 2026-NQM5, Class A1, 5.18%, 4/25/2066 (a) (h)	3,221,694	3,211,619
Series 2026-NQM6, Class A1, 5.29%, 5/25/2066 (a) (h)	3,340,000	3,336,428
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (k)	2,393,031	2,394,487
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (h)	877,756	873,818
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (k)	367,154	367,132
OBX Trust
Series 2026-INV3, Class A1, 6.00%, 4/25/2056 (a) (h)	1,937,386	1,969,293
Series 2026-INV4, Class A1, 6.00%, 5/25/2056 (a) (h)	3,720,000	3,788,878
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (k)	863,584	860,976
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a) (k)	1,112,833	1,118,143
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (k)	773,676	776,460

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (a) (k)	1,819,700	1,807,362
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (a) (k)	603,323	598,042
Series 2026-NQM7, Class A1, 5.22%, 4/25/2066 (a) (h)	1,990,000	1,986,189
Series 2026-NQM6, Class A1A, 5.06%, 4/26/2066 (a) (k)	1,942,315	1,934,294
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (h)	3,349,446	3,380,324
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (h)	1,264,534	1,282,514
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (h)	1,810,316	1,832,617
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (a) (h)	3,974,787	3,969,818
Series 2026-INV3, Class A1, 6.00%, 2/25/2057 (a) (h)	3,691,834	3,767,402
Series 2026-CNF3, Class A1, 5.50%, 4/25/2057 (a) (h)	4,412,091	4,395,325
Series 2026-CNF4, Class A1, 5.50%, 5/25/2057 (a) (h)	3,520,318	3,511,517
Series 2026-INV5, Class A1, 6.00%, 5/25/2057 (a) (h)	2,570,000	2,619,191
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (h)	760,155	767,163
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (h)	1,694,868	1,709,434
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (a) (k)	433,516	432,148
PRPM LLC
Series 2025-4, Class A1, 6.18%, 6/25/2030 (a) (k)	504,528	503,191
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (k)	1,428,463	1,391,476
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	17,486	14,227
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	185,622	96,288
Santander Mortgage Asset Receivable Trust
Series 2026-NQM3, Class A1A, 5.18%, 3/25/2066 (a) (k)	642,050	640,146
Series 2026-NQM4, Class A1A, 5.49%, 5/25/2066 (a) (k)	2,000,000	2,000,153
Sequoia Mortgage Trust
Series 2003-8, Class A1, 4.36%, 1/20/2034 (h)	60,180	59,032
Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (h)	2,007,410	2,024,712
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (h)	29,242	28,203
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (k)	1,400,000	1,405,322
Towd Point Mortgage Trust Series 2019-HY1, Class M2, 5.70%, 10/25/2048 (a) (h)	240,000	250,731
Verus Securitization Trust Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (h)	1,621,292	1,417,035
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	61,619	62,155
Total Collateralized Mortgage Obligations (Cost $130,030,071)		128,012,857
Foreign Government Securities — 8.9%
Arab Republic of Egypt
7.63%, 5/29/2032 (b)	580,000	594,691
7.63%, 5/20/2034 (a)	687,000	690,442
Argentine Republic
4.12%, 7/9/2035 (k)	2,421,487	1,865,756
3.50%, 7/9/2041 (k)	1,100,000	789,679
Benin Government Bond
7.96%, 2/13/2038 (a)	410,000	432,497
7.96%, 2/13/2038 (b)	1,231,000	1,298,545
Czech Republic
4.90%, 4/14/2034	CZK60,550,000	2,957,830
3.50%, 5/30/2035	CZK119,190,000	5,239,612
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	1,175,000	1,180,875

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Federal Republic of Nigeria 6.13%, 9/28/2028 (b)	800,000	807,256
Islamic Republic of Pakistan
6.88%, 12/5/2027 (b)	615,000	616,104
6.98%, 4/24/2029 (a)	395,000	387,594
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	480,000	515,107
Japan Government Bond 3.10%, 3/20/2065	JPY925,150,000	4,936,496
Kingdom of Morocco
6.50%, 9/8/2033 (b)	1,965,000	2,090,013
5.13%, 5/26/2038 (a)	EUR574,000	672,868
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN252,100,000	14,617,023
7.75%, 5/29/2031	MXN129,670,000	7,240,077
7.75%, 11/23/2034	MXN83,000,000	4,399,366
8.00%, 5/24/2035	MXN120,760,000	6,460,663
Notas do Tesouro Nacional
10.00%, 1/1/2031	BRL28,000,000	4,853,153
10.00%, 1/1/2037	BRL15,000,000	2,342,063
Republic of Angola 9.88%, 10/15/2035 (b)	1,600,000	1,706,800
Republic of Colombia
6.13%, 1/21/2031	284,000	282,793
5.00%, 9/19/2032	EUR417,000	469,377
13.25%, 2/9/2033	COP17,155,400,000	4,491,267
11.75%, 1/24/2035	COP24,496,400,000	5,936,395
Republic of Congo
8.75%, 4/16/2032 (a)	550,000	556,023
9.50%, 2/17/2035 (b)	700,000	705,502
9.50%, 5/26/2036 (b)	660,000	658,615
9.50%, 4/16/2037 (a)	270,000	275,362
Republic of Costa Rica
6.00%, 1/16/2036 (a)	EUR1,000,000	1,225,501
7.30%, 11/13/2054 (a)	325,000	362,887
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (b)	580,000	577,013
6.88%, 10/17/2040 (a)	EUR1,295,000	1,527,737
Republic of Ecuador
8.75%, 1/29/2034 (a)	458,000	464,636
6.90%, 7/31/2035 (b) (k)	1,229,550	1,128,533
9.25%, 1/29/2039 (a)	200,000	205,594
5.00%, 7/31/2040 (b) (k)	883,278	738,014
Republic of Guatemala 6.05%, 8/6/2031 (a)	976,000	1,010,648
Republic of Honduras 8.63%, 11/27/2034 (b)	500,000	569,750
Republic of Kenya 9.75%, 2/16/2031 (b)	1,813,000	1,958,094
Republic of North Macedonia 4.75%, 1/21/2034 (a)	EUR566,000	648,834
Republic of Panama
5.66%, 2/23/2038	1,060,000	1,061,325
3.87%, 7/23/2060	1,800,000	1,233,450
Republic of Paraguay
3.85%, 6/28/2033 (a)	208,000	194,792
5.60%, 3/13/2048 (b)	515,000	483,127

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
5.40%, 3/30/2050 (a)	470,000	427,794
Republic of Poland
2.00%, 8/25/2036	PLN6,657,160	1,666,194
5.50%, 3/18/2054	1,276,000	1,182,074
Republic of South Africa
8.50%, 1/31/2037	ZAR30,270,000	1,836,507
9.00%, 1/31/2040	ZAR139,012,000	8,581,558
5.65%, 9/27/2047	200,000	168,250
7.95%, 11/19/2054 (b)	500,000	532,500
7.25%, 12/11/2055 (a)	312,000	307,398
Republic of Turkiye (The)
36.00%, 8/12/2026	TRY180,966,527	3,915,710
30.00%, 9/12/2029	TRY53,328,069	1,006,903
6.30%, 3/14/2033	962,000	934,583
6.50%, 1/3/2035	1,454,000	1,410,380
5.75%, 5/11/2047	800,000	628,000
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (b)	1,000,000	1,073,780
Romania Government Bond
6.75%, 7/11/2039 (b)	EUR152,000	186,157
2.88%, 4/13/2042 (b)	EUR900,000	701,376
4.00%, 2/14/2051 (b)	950,000	646,209
Suriname Government International Bond
7.70%, 11/6/2030 (a)	200,000	206,472
8.50%, 11/6/2035 (a)	529,000	566,707
United Mexican States
5.38%, 5/16/2040	EUR500,000	581,929
3.77%, 5/24/2061	1,378,000	827,944
Total Foreign Government Securities (Cost $115,925,561)		120,848,204
Commercial Mortgage-Backed Securities — 8.0%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 10.67%, 1/15/2020 ‡ (a) (h)	6,000,000	5,987,400
BANK
Series 2018-BN13, Class C, 4.56%, 8/15/2061 (h)	509,000	457,390
Series 2019-BN20, Class XA, IO, 0.80%, 9/15/2062 (h)	3,608,802	80,674
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (h)	17,700,000	491,773
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736,000	2,716,331
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (h)	1,960,000	1,757,029
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (h)	1,679,000	1,315,189
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (h)	2,309,184	117,128
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485,000	1,444,684
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.48%, 8/15/2042 (a) (h)	2,950,000	2,953,700
BMO Mortgage Trust Series 2024-5C3, Class AS, 6.29%, 2/15/2057 (h)	2,030,000	2,086,451
BX Commercial Mortgage Trust Series 2024-MF, Class A, 5.07%, 2/15/2039 (a) (h)	1,832,891	1,835,182
BX Trust Series 2022-LBA6, Class A, 4.63%, 1/15/2039 (a) (h)	3,400,000	3,398,938
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.38%, 11/15/2050 (h)	152,000	143,958
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 (h)	95,000	56,035
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400,000	1,381,544

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (h)	188,440	187,435
Commercial Mortgage Trust Series 2015-PC1, Class C, 4.39%, 7/10/2050 (h)	184,627	179,092
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (a) (h)	680,000	679,016
FHLMC MSCR Trust Series 2023-MN7, Class M1, 7.21%, 9/25/2043 (a) (h)	1,053,167	1,054,775
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (h)	16,803,285	143,806
Series K742, Class X1, IO, 0.60%, 3/25/2028 (h)	3,690,882	33,106
Series K121, Class X1, IO, 1.01%, 10/25/2030 (h)	6,518,457	232,721
Series K120, Class X1, IO, 1.02%, 10/25/2030 (h)	4,344,989	157,416
Series K124, Class X1, IO, 0.71%, 12/25/2030 (h)	8,484,346	231,174
Series K123, Class X1, IO, 0.76%, 12/25/2030 (h)	11,163,936	315,990
Series K127, Class X1, IO, 0.32%, 1/25/2031 (h)	64,929,057	731,497
Series K125, Class X1, IO, 0.57%, 1/25/2031 (h)	15,478,171	346,593
Series K128, Class X1, IO, 0.51%, 3/25/2031 (h)	30,398,854	603,040
Series K131, Class X1, IO, 0.72%, 7/25/2031 (h)	11,903,634	378,064
Series K131, Class X3, IO, 2.95%, 9/25/2031 (h)	766,660	98,032
Series K136, Class X1, IO, 0.39%, 12/25/2031 (h)	20,580,722	310,407
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (h)	3,308,382	286,255
Series K-1518, Class X1, IO, 0.85%, 10/25/2035 (h)	5,013,663	281,645
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (h)	8,174,741	261,684
Series K070, Class X3, IO, 2.04%, 12/25/2044 (h)	2,151,623	62,290
Series K072, Class X3, IO, 2.14%, 12/25/2045 (h)	3,940,000	127,346
Series K088, Class X3, IO, 2.35%, 2/25/2047 (h)	6,650,000	384,440
Series K737, Class X3, IO, 1.78%, 1/25/2048 (h)	3,149,644	26,467
Series K121, Class X3, IO, 2.77%, 11/25/2048 (h)	5,100,000	542,605
Series K127, Class X3, IO, 2.65%, 3/25/2049 (h)	5,100,000	534,090
Series K147, Class X3, IO, 3.80%, 6/25/2050 (h)	4,600,000	851,078
Series K759, Class X3, IO, 5.26%, 2/25/2057 (h)	437,736	109,502
FNMA ACES Series 2019-M1, Class A2, 3.56%, 9/25/2028 (h)	843,167	830,405
FREMF Series 2018-KF46, Class B, 5.71%, 3/25/2028 (a) (h)	69,322	67,425
FREMF Mortgage Trust Series 2018-KF48, Class B, 5.81%, 6/25/2028 (a) (h)	480,434	461,278
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (h)	1,974,267	20
Series 2025-106, Class A, 5.00%, 7/16/2055	889,648	885,592
Series 2025-138, Class A, 4.75%, 5/16/2056	2,378,680	2,339,151
Series 2026-20, Class AM, 4.50%, 6/16/2057	756,784	735,691
Series 2026-17, Class AC, 4.50%, 8/16/2057	3,167,101	3,081,524
Series 2026-16, Class AC, 4.00%, 12/16/2057	3,137,398	3,043,633
Series 2026-72, Class AD, 4.50%, 5/16/2058	1,578,480	1,540,222
Series 2026-14, Class A, 4.50%, 1/16/2060	3,099,649	3,016,127
Series 2026-23, Class A, 4.50%, 1/16/2060	3,350,819	3,260,340
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (h)	8,455,974	410,926
Series 2025-38, IO, 0.64%, 1/16/2062 (h)	27,286,631	1,082,941
Series 2021-3, IO, 0.87%, 9/16/2062 (h)	7,685,059	476,557
Series 2021-48, Class FT, 3.99%, 12/16/2062 (h)	2,525,677	2,240,919
Series 2026-56, Class AC, 4.50%, 1/16/2063	1,307,871	1,272,351
Series 2021-133, IO, 0.88%, 7/16/2063 (h)	10,042,261	648,134
Series 2025-206, IO, 0.80%, 4/16/2064 (h)	18,557,417	1,107,427
Series 2025-21, IO, 0.95%, 4/16/2065 (h)	16,365,874	1,142,456

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2025-212, Class AC, 5.00%, 12/16/2066	1,215,500	1,195,704
Series 2026-23, Class AC, 5.00%, 11/16/2067 (h)	3,032,473	3,083,095
Series 2025-212, Class BE, 4.75%, 1/16/2068	1,852,294	1,798,514
Series 2025-142, IO, 0.71%, 2/16/2068 (h)	7,210,417	481,891
Series 2025-213, Class PA, 4.50%, 2/16/2068	3,787,755	3,692,012
Series 2025-217, Class AK, 4.50%, 2/16/2068 (h)	2,510,735	2,404,452
Series 2026-71, Class BC, 5.00%, 5/16/2068 (h)	2,197,926	2,217,886
Series 2026-77, Class AK, 5.00%, 11/16/2068 (h)	3,737,339	3,845,209
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.00%, 5/10/2050 (h)	190,000	164,251
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	2,298,433	2,327,159
Series 2025-1, Class A, 5.97%, 6/25/2057 (h)	1,565,204	1,588,569
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.11%, 7/15/2048 (h)	1,825,000	1,733,659
Series 2015-C30, Class C, 4.11%, 7/15/2048 (h)	266,000	217,115
Series 2015-C31, Class C, 4.53%, 8/15/2048 (h)	124,000	96,401
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015,450	972,873
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	968,479	956,922
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.46%, 8/15/2049 (h)	276,000	217,213
Series 2016-JP4, Class C, 3.38%, 12/15/2049 (h)	152,000	140,580
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.03%, 5/15/2048 (h)	79,527	77,140
Series 2019-L2, Class C, 4.97%, 3/15/2052 (h)	978,000	848,365
Series 2021-L5, Class XA, IO, 1.18%, 5/15/2054 (h)	9,362,135	413,244
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	230,000	155,710
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 7.48%, 3/25/2050 (a) (h)	3,421,098	3,471,704
Series 2023-01, Class M7, 7.61%, 11/25/2053 (a) (h)	831,863	856,269
Series 2025-01, Class M1, 6.01%, 5/25/2055 (a) (h)	1,498,620	1,519,431
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (a) (k)	1,591,889	1,593,353
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (a) (h)	830,000	824,509
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,723,228	2,761,566
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.02%, 5/15/2039 (a) (h)	1,705,000	1,707,131
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	296,926	290,844
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (h)	185,484	178,695
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (h)	434,825	418,272
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (h)	470,743	442,092
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (h)	658,185	647,271
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (h)	1,732,533	1,717,657
Total Commercial Mortgage-Backed Securities (Cost $109,349,974)		108,072,849
Convertible Bonds — 3.6%
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. (China) 0.50%, 6/1/2031	1,295,000	1,789,042
Construction & Engineering — 0.0% ^
Fluor Corp. 1.13%, 8/15/2029	396,000	481,932

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Convertible Bonds — continued
Consumer Finance — 0.1%
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	460,000	939,748
Electric Utilities — 0.2%
PG&E Corp. 4.25%, 12/1/2027	1,075,000	1,095,962
Southern Co. (The) 4.50%, 6/15/2027	1,695,000	1,839,075
		2,935,037
Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.
1.38%, 7/15/2030	1,109,000	1,081,829
Zero Coupon, 3/15/2032 (a)	36,000	33,156
		1,114,985
Entertainment — 0.2%
Live Nation Entertainment, Inc.
3.13%, 1/15/2029	345,000	570,699
2.88%, 1/15/2030	1,200,000	1,372,200
2.88%, 10/15/2031 (a)	70,000	74,208
		2,017,107
Financial Services — 0.1%
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (a)	745,000	668,637
Ground Transportation — 0.2%
Knight-Swift Transportation Holdings, Inc. 1.00%, 11/15/2031 (a)	186,000	212,412
Lyft, Inc.
0.63%, 3/1/2029	716,000	746,502
Zero Coupon, 9/15/2030 (a)	87,000	84,172
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	820,000	962,270
		2,005,356
Hotels, Restaurants & Leisure — 0.1%
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	296,000	301,032
2.00%, 3/15/2030	385,000	431,970
NCL Corp. Ltd. 0.75%, 9/15/2030 (a)	945,000	874,479
		1,607,481
Household Durables — 0.1%
Meritage Homes Corp. 1.75%, 5/15/2028	1,011,000	988,758
Household Products — 0.1%
Spectrum Brands, Inc. 3.38%, 6/1/2029	1,417,000	1,430,320
IT Services — 0.2%
Snowflake, Inc. Zero Coupon, 10/1/2027	1,177,000	1,977,597
Wix.com Ltd. (Israel) Zero Coupon, 9/15/2030 (a)	1,056,000	818,611
		2,796,208
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,045,000	1,169,146
Passenger Airlines — 0.0% ^
JetBlue Airways Corp. 2.50%, 9/1/2029	305,000	325,588

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Convertible Bonds — continued
Pharmaceuticals — 0.2%
Jazz Investments I Ltd. 3.13%, 9/15/2030	1,315,000	2,201,967
Zoetis, Inc. 0.25%, 6/15/2029 (a)	1,180,000	1,080,290
		3,282,257
Real Estate Management & Development — 0.1%
Compass, Inc. 0.25%, 4/15/2031 (a)	1,700,000	1,554,310
Country Garden Holdings Co. Ltd. (China)
Series AI, Zero Coupon, 12/31/2031	1,815,780	163,420
Series AI, Zero Coupon, 12/31/2034	58,299	1,458
		1,719,188
Retail REITs — 0.1%
Kite Realty Group LP 0.75%, 4/1/2027 (a)	688,000	814,425
Semiconductors & Semiconductor Equipment — 1.0%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (b)	500,000	571,540
Microchip Technology, Inc. 0.75%, 6/1/2030	1,226,000	1,353,968
MKS, Inc. 1.25%, 6/1/2030	1,160,000	2,554,900
ON Semiconductor Corp.
Zero Coupon, 5/1/2027	1,672,000	3,817,176
Zero Coupon, 5/1/2031 (a)	186,000	201,680
Semtech Corp. Zero Coupon, 10/15/2030 (a)	34,000	59,181
Synaptics, Inc. 0.75%, 12/1/2031	1,694,000	2,703,030
Veeco Instruments, Inc. 2.88%, 6/1/2029	1,103,000	2,278,909
		13,540,384
Software — 0.6%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	1,215,000	1,145,897
Box, Inc. 1.50%, 9/15/2029	745,000	725,257
Cipher Digital, Inc. Zero Coupon, 10/1/2031 (a)	740,000	1,257,821
Dropbox, Inc. Zero Coupon, 3/1/2028	518,000	516,964
Five9, Inc. 1.00%, 3/15/2029	1,222,000	1,084,281
Life360, Inc. Zero Coupon, 6/1/2030 (a)	835,000	786,152
Terawulf, Inc.
1.00%, 9/1/2031 (a)	705,000	1,576,935
Zero Coupon, 5/1/2032 (a)	895,000	1,363,997
		8,457,304
Specialty Retail — 0.0% ^
Wayfair, Inc. 3.25%, 9/15/2027	396,000	518,958
Total Convertible Bonds (Cost $39,880,823)		48,601,861
Loan Assignments — 1.2% (l)
Aerospace & Defense — 0.0% ^
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 5/5/2033 (d)	39,378	39,447
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031 (d)	269,313	268,933
Building Products — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 9/8/2032 (d)	565,524	565,795
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (d)	332,668	332,684

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Building Products — continued
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/28/2031 (d)	260,329	254,636
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 3/19/2029 (d)	480,200	480,594
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032 (d)	99,000	99,005
		1,732,714
Commercial Services & Supplies — 0.0% ^
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.62%, 11/19/2031 (d)	258,490	256,714
Containers & Packaging — 0.0% ^
LABL, Inc., 1st Lien Term Loan B (PRIME + 4.00%), 12.75%, 10/30/2028 (d)	296,484	125,451
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (d)	219,165	219,439
Diversified Telecommunication Services — 0.0% ^
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 11/23/2028 (d)	428,922	427,516
Electronic Equipment, Instruments & Components — 0.1%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 12/2/2031 (d)	326,903	328,783
Sanmina Corp., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 10/27/2032 (d)	500,000	500,625
		829,408
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (d)	296,261	296,611
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.00%), 5.64%, 11/21/2031 (d)	249,372	249,384
		545,995
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.69%, 4/16/2029 (d)	104,379	104,020
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 11/17/2031 (d)	297,006	295,149
		399,169
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030 (d)	125,611	125,925
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/15/2030 (d)	22,983	23,041
GB AIT Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 4.25%), 7.98%, 4/29/2033 (d)	85,960	86,094
		235,060
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 3/14/2031 (d)	458,829	460,041
Insurance — 0.0% ^
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (d)	544,660	545,760
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031 (d)	530,238	529,114
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 7/1/2031 (d)	256,100	231,770
		760,884
Leisure Products — 0.0% ^
Callaway Golf Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 3/18/2030 (d)	37,629	37,771

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Life Sciences Tools & Services — 0.0% ^
PAREXEL International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 12/12/2031 (d)	248,616	248,902
Media — 0.0% ^
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.77%, 2/3/2033 (d)	300,000	296,343
Oil, Gas & Consumable Fuels — 0.0% ^
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.94%, 8/16/2030 (d)	399,681	400,032
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028 (d)	492,088	489,805
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.44%, 4/1/2031 (d)	144,290	142,967
		632,772
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 5/17/2028 (d)	382,030	313,948
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.87%, 10/8/2030 (d)	99,250	95,735
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031 (d) (m)	592,881	593,082
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (d)	507,797	505,350
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (d)	190,000	177,057
		682,407
Software — 0.4%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 9.40%, 2/15/2029 (d)	566,478	565,770
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 11/25/2031 (d)	896,005	889,124
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 7/30/2031 (d)	495,075	462,840
Dayforce Bidco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (d)	269,266	256,077
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 1/30/2032 (d)	926,646	891,434
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (d)	988,397	943,781
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.37%, 11/28/2028 (d)	490,053	476,528
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031 (d)	218,287	210,692
		4,696,246
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	73,903	73,903
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031 (d)	103,520	100,683
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.58%, 8/18/2032 (d)	296,930	295,879
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.31%, 6/29/2028 (d)	41,961	39,173
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029 (d)	181,968	180,574
		690,212
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031 (d)	615,657	616,045
Total Loan Assignments (Cost $16,551,863)		16,150,026
Supranational — 0.1%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (b) (Cost $1,152,726)	1,130,000	1,078,608

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	229	115
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (a)	16,966	113,788
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	429	7,130
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	10,319	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	12,666	54,590
Specialty Retail — 0.0% ^
Serta Simmons Bedding LLC *	10,319	89,213
Wireless Telecommunication Services — 0.0% ^
Altice France SA ‡	8,657	175,475
Total Common Stocks (Cost $642,447)		440,311
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $286,219)	298,145	385,501
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $30,812)	35,000	27,732
	SHARES
Short-Term Investments — 10.5%
Investment Companies — 10.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (n) (o) (Cost $141,476,280)	141,464,027	141,492,320
Total Investments — 106.0% (Cost $1,419,856,053)		1,431,726,926
Liabilities in Excess of Other Assets — (6.0)%		(81,206,135)
NET ASSETS — 100.0%		1,350,520,791

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COP	Colombian Peso
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $31,477,324 or 2.33% of the Fund’s net
assets as of May 31, 2026.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	268	06/08/2026	EUR	36,257,917	(344,094)
Euro-BTP	213	06/08/2026	EUR	29,567,225	(243,860)
Euro-Buxl 30 Year Bond	4	06/08/2026	EUR	511,630	(9,946)
Euro-Schatz	1,242	06/08/2026	EUR	153,529,919	(919,479)
Australia 10 Year Bond	388	06/15/2026	AUD	30,405,072	267,082
Canada 10 Year Bond	212	09/18/2026	CAD	18,506,655	73,458
U.S. Treasury 2 Year Note	338	09/30/2026	USD	69,839,250	144,268
					(1,032,571)
Short Contracts
Euro-Bobl	(75)	06/08/2026	EUR	(10,146,805)	(24,838)
Euro-Bund	(18)	06/08/2026	EUR	(2,651,064)	(13,432)
Japan 10 Year Bond	(22)	06/15/2026	JPY	(17,800,019)	411,612
U.S. Treasury 10 Year Note	(284)	09/21/2026	USD	(31,208,938)	(259,317)
U.S. Treasury 10 Year Ultra Note	(952)	09/21/2026	USD	(106,817,375)	(1,449,715)
U.S. Treasury Long Bond	(7)	09/21/2026	USD	(786,844)	(15,793)
U.S. Treasury Ultra Bond	(409)	09/21/2026	USD	(46,881,625)	(1,031,146)
U.S. Treasury 2 Year Note	(3)	09/30/2026	USD	(619,875)	(1,364)
U.S. Treasury 5 Year Note	(796)	09/30/2026	USD	(85,389,657)	(534,546)
					(2,918,539)
					(3,951,110)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
BRL	8,137,774	USD	1,609,172	HSBC Bank (Hong Kong)**	6/2/2026	4,010
CHF	1,290,240	JPY	259,565,967	BNP Paribas	6/2/2026	23,214
CHF	1,290,239	JPY	259,609,047	Citibank, NA	6/2/2026	22,943
CNY	106,911,975	USD	15,740,979	Goldman Sachs International**	6/2/2026	62,012
COP	36,039,477,994	USD	9,509,097	Goldman Sachs International**	6/2/2026	266,309
CZK	67,594,646	EUR	2,775,019	BNP Paribas	6/2/2026	9,628
GBP	2,421,553	EUR	2,774,719	Goldman Sachs International	6/2/2026	24,673
GBP	759,306	USD	1,019,597	Barclays Bank plc	6/2/2026	2,960
GBP	1,206,467	USD	1,617,548	BNP Paribas	6/2/2026	7,201
INR	283,424,640	USD	2,958,068	Citibank, NA**	6/2/2026	25,349
MXN	57,392,082	USD	3,225,815	Morgan Stanley	6/2/2026	84,567
PLN	4,816,453	USD	1,323,868	Morgan Stanley	6/2/2026	4,167
TRY	111,615,373	USD	2,394,213	Barclays Bank plc	6/2/2026	37,918
TWD	103,035,285	USD	3,256,797	Barclays Bank plc**	6/2/2026	32,386
TWD	103,380,836	USD	3,257,218	BNP Paribas**	6/2/2026	42,996
TWD	103,435,898	USD	3,269,150	Goldman Sachs International**	6/2/2026	32,821
USD	4,200,220	BRL	21,057,972	Goldman Sachs International**	6/2/2026	25,820
USD	5,832,446	CLP	5,185,861,416	Goldman Sachs International**	6/2/2026	5,898
USD	9,956,207	COP	36,039,477,994	Goldman Sachs International**	6/2/2026	180,801
USD	138,946	CZK	2,869,402	BNP Paribas	6/2/2026	1,135
USD	5,833,412	CZK	120,564,727	Goldman Sachs International	6/2/2026	42,974
USD	99,825	EUR	85,160	Barclays Bank plc	6/2/2026	494
USD	34,197,699	EUR	29,103,779	BNP Paribas	6/2/2026	251,051
USD	3,286,539	EUR	2,798,665	Goldman Sachs International	6/2/2026	22,177
USD	3,268,516	EUR	2,786,409	HSBC Bank, NA	6/2/2026	18,449
USD	3,434,676	EUR	2,915,902	Morgan Stanley	6/2/2026	33,568
USD	156,094	GBP	114,822	Barclays Bank plc	6/2/2026	1,464
USD	360,225	GBP	266,609	BNP Paribas	6/2/2026	1,182
USD	3,263,214	GBP	2,417,224	Citibank, NA	6/2/2026	7,938
USD	4,877,398	GBP	3,600,081	Goldman Sachs International	6/2/2026	29,169
USD	193,661	GBP	143,559	HSBC Bank, NA	6/2/2026	330
USD	623,204	GBP	461,142	Morgan Stanley	6/2/2026	2,184
USD	1,612,830	IDR	28,690,634,730	Citibank, NA**	6/2/2026	7,311
USD	9,330,351	IDR	160,107,886,278	Goldman Sachs International**	6/2/2026	370,760
USD	10,609,873	IDR	187,923,618,890	HSBC Bank (Hong Kong)**	6/2/2026	93,722
USD	3,017,210	INR	283,424,640	HSBC Bank (Hong Kong)**	6/2/2026	33,793
USD	3,274,447	JPY	513,991,231	Goldman Sachs International	6/2/2026	47,176
USD	883,138	KRW	1,303,193,690	BNP Paribas**	6/2/2026	18,378
USD	3,271,349	KRW	4,840,942,224	Goldman Sachs International**	6/2/2026	59,045
USD	35,792,368	MXN	619,236,418	Goldman Sachs International	6/2/2026	74,745
USD	9,229,131	PHP	555,853,236	Goldman Sachs International**	6/2/2026	205,172
USD	217,671	PLN	788,938	Citibank, NA	6/2/2026	138
USD	2,806,497	PLN	10,108,227	Goldman Sachs International	6/2/2026	19,366
USD	6,402,474	SGD	8,139,657	Goldman Sachs International	6/2/2026	24,682
ZAR	26,952,671	USD	1,623,650	Citibank, NA	6/2/2026	38,556
ZAR	99,253,441	USD	6,049,592	HSBC Bank, NA	6/2/2026	71,496
CZK	1,810,154	USD	86,402	Barclays Bank plc	6/3/2026	535
CZK	565,318	USD	27,114	Goldman Sachs International	6/3/2026	37
EUR	58,978,659	USD	68,643,151	HSBC Bank, NA	6/3/2026	152,731
USD	25,043	CZK	520,002	BNP Paribas	6/3/2026	67
USD	9,762	CZK	203,073	Goldman Sachs International	6/3/2026	9
USD	12,941	CZK	269,311	HSBC Bank (Hong Kong)	6/3/2026	6
USD	68,827,125	EUR	58,872,180	BNP Paribas	6/3/2026	155,444
USD	1,351,051	EUR	1,145,932	HSBC Bank, NA	6/3/2026	14,375
CAD	189,491	USD	136,767	HSBC Bank, NA	6/22/2026	799
CHF	390,399	USD	501,105	BNP Paribas	6/22/2026	128
CLP	1,502,472,730	USD	1,680,242	HSBC Bank (Hong Kong)**	6/22/2026	8,109
EUR	276,505	USD	321,321	BNP Paribas	6/22/2026	1,479

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,446,022	USD	1,685,590	Goldman Sachs International	6/22/2026	2,536
EUR	233,575	USD	272,011	Standard Chartered Bank	6/22/2026	671
GBP	2,470,907	USD	3,303,736	Goldman Sachs International	6/22/2026	23,708
GBP	3,123,001	USD	4,193,073	HSBC Bank, NA	6/22/2026	12,514
THB	107,971,286	USD	3,312,043	BNP Paribas	6/22/2026	10,960
TRY	35,727,210	USD	759,894	Barclays Bank plc	6/22/2026	4,466
TWD	206,975,324	USD	6,555,661	Goldman Sachs International**	6/22/2026	15,257
USD	652,167	AUD	900,000	Barclays Bank plc	6/22/2026	5,546
USD	6,499,418	AUD	8,966,374	Morgan Stanley	6/22/2026	57,367
USD	1,624,696	BRL	8,183,044	Citibank, NA**	6/22/2026	10,150
USD	268,110	CAD	367,990	Barclays Bank plc	6/22/2026	956
USD	4,433,318	COP	16,210,429,032	Barclays Bank plc**	6/22/2026	59,615
USD	2,550,449	CZK	52,970,081	Goldman Sachs International	6/22/2026	5,863
USD	10,605,058	EUR	9,040,750	BNP Paribas	6/22/2026	50,636
USD	695,304	EUR	592,893	Morgan Stanley	6/22/2026	3,144
USD	3,504,890	GBP	2,592,200	BNP Paribas	6/22/2026	14,106
USD	639,144	GBP	472,912	HSBC Bank, NA	6/22/2026	2,297
USD	3,311,388	IDR	58,623,166,217	Citibank, NA**	6/22/2026	27,319
USD	9,100,379	IDR	159,670,435,219	HSBC Bank, NA**	6/22/2026	155,642
USD	173,010	JPY	27,010,888	Barclays Bank plc	6/22/2026	3,131
USD	5,488,424	JPY	864,148,700	BNP Paribas	6/22/2026	53,571
USD	3,331,621	JPY	527,175,006	Goldman Sachs International	6/22/2026	16,082
USD	885,285	KRW	1,318,384,074	HSBC Bank, NA**	6/22/2026	10,676
USD	32,578,947	MXN	561,844,336	Morgan Stanley	6/22/2026	226,733
USD	1,653,232	PHP	100,268,510	Goldman Sachs International**	6/22/2026	25,220
CZK	1,180,288	USD	56,598	Morgan Stanley	7/7/2026	112
Total unrealized appreciation						3,504,125
AUD	8,966,374	USD	6,502,073	Morgan Stanley	6/2/2026	(57,491)
BRL	12,920,199	USD	2,566,832	Goldman Sachs International**	6/2/2026	(5,612)
CHF	1,678,000	USD	2,159,531	BNP Paribas	6/2/2026	(9,765)
CHF	1,261,959	USD	1,624,843	Goldman Sachs International	6/2/2026	(8,087)
CLP	5,185,861,416	USD	5,855,827	HSBC Bank (Hong Kong)**	6/2/2026	(29,278)
CZK	52,970,081	USD	2,549,987	Goldman Sachs International	6/2/2026	(5,959)
CZK	2,869,402	USD	139,884	Morgan Stanley	6/2/2026	(2,074)
EUR	4,198,009	CHF	3,857,290	BNP Paribas	6/2/2026	(45,202)
EUR	30,982,443	USD	36,569,506	BNP Paribas	6/2/2026	(431,586)
EUR	2,774,719	USD	3,247,656	Goldman Sachs International	6/2/2026	(11,224)
EUR	4,249,047	USD	5,000,494	HSBC Bank, NA	6/2/2026	(44,406)
EUR	1,035,436	USD	1,222,172	Morgan Stanley	6/2/2026	(14,440)
GBP	3,846,709	USD	5,205,644	HSBC Bank, NA	6/2/2026	(25,279)
GBP	1,206,471	USD	1,647,299	Merrill Lynch International	6/2/2026	(22,545)
IDR	28,690,634,730	USD	1,657,767	Citibank, NA**	6/2/2026	(52,247)
IDR	160,107,886,278	USD	9,000,387	Goldman Sachs International**	6/2/2026	(40,796)
IDR	28,253,183,671	USD	1,588,239	HSBC Bank (Hong Kong)**	6/2/2026	(7,199)
IDR	159,670,435,219	USD	9,106,971	HSBC Bank, NA**	6/2/2026	(171,860)
JPY	1,033,166,245	USD	6,546,235	BNP Paribas	6/2/2026	(59,147)
KRW	6,144,135,914	USD	4,219,886	HSBC Bank, NA**	6/2/2026	(142,822)
MXN	561,844,336	USD	32,634,582	Morgan Stanley	6/2/2026	(227,341)
PHP	99,811,000	USD	1,627,442	Goldman Sachs International**	6/2/2026	(7,068)
PHP	456,042,236	USD	7,406,890	HSBC Bank, NA**	6/2/2026	(3,307)
PLN	6,080,712	USD	1,691,614	Morgan Stanley	6/2/2026	(14,985)
SGD	4,123,758	USD	3,247,309	Barclays Bank plc	6/2/2026	(16,157)
SGD	4,015,899	USD	3,166,458	Goldman Sachs International	6/2/2026	(19,819)
USD	6,358,506	AUD	8,966,374	Merrill Lynch International	6/2/2026	(86,075)
USD	2,130,197	CHF	1,663,149	BNP Paribas	6/2/2026	(542)
USD	3,262,251	CNY	22,154,526	BNP Paribas**	6/2/2026	(12,478)
USD	12,500,523	CNY	84,757,448	Goldman Sachs International**	6/2/2026	(27,738)
USD	42,067	CZK	877,056	Morgan Stanley	6/2/2026	(56)
USD	3,279,602	GBP	2,437,070	Standard Chartered Bank	6/2/2026	(2,399)

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	774,101	TRY	35,727,210	Barclays Bank plc	6/2/2026	(4,405)
USD	1,630,163	TRY	75,888,163	Morgan Stanley	6/2/2026	(23,462)
USD	9,817,578	TWD	309,852,019	Goldman Sachs International**	6/2/2026	(73,789)
USD	3,268,257	ZAR	53,830,231	Citibank, NA	6/2/2026	(51,524)
USD	952,780	ZAR	15,646,032	Goldman Sachs International	6/2/2026	(12,131)
USD	3,446,922	ZAR	56,729,847	Morgan Stanley	6/2/2026	(51,681)
CZK	253,070	USD	12,185	Goldman Sachs International	6/3/2026	(31)
CZK	475,855	USD	22,892	Morgan Stanley	6/3/2026	(37)
EUR	97,699	USD	114,325	Barclays Bank plc	6/3/2026	(364)
EUR	100,546	USD	118,424	BNP Paribas	6/3/2026	(1,142)
EUR	1,362,274	USD	1,594,489	HSBC Bank, NA	6/3/2026	(5,459)
USD	4,570	CZK	95,313	Barclays Bank plc	6/3/2026	(8)
USD	33,400	CZK	695,793	BNP Paribas	6/3/2026	(18)
USD	63,090	CZK	1,320,905	HSBC Bank (Hong Kong)	6/3/2026	(351)
USD	604,891	EUR	521,066	HSBC Bank, NA	6/3/2026	(2,908)
BRL	21,057,972	USD	4,181,953	Goldman Sachs International**	6/22/2026	(27,131)
BRL	8,166,956	USD	1,648,543	HSBC Bank (Hong Kong)**	6/22/2026	(37,170)
CAD	275,419	USD	200,000	HSBC Bank, NA	6/22/2026	(52)
CLP	5,185,861,416	USD	5,833,365	Goldman Sachs International**	6/22/2026	(5,935)
CNY	84,757,448	USD	12,518,149	Goldman Sachs International**	6/22/2026	(35,121)
EUR	20,900,274	USD	24,525,418	BNP Paribas	6/22/2026	(125,862)
GBP	2,512,035	USD	3,386,873	Barclays Bank plc	6/22/2026	(4,044)
GBP	2,433,810	USD	3,316,334	Morgan Stanley	6/22/2026	(38,847)
IDR	159,670,435,219	USD	9,154,375	BNP Paribas**	6/22/2026	(209,638)
JPY	517,174,741	USD	3,319,118	Goldman Sachs International	6/22/2026	(66,474)
JPY	33,469,150	USD	211,199	HSBC Bank, NA	6/22/2026	(702)
KRW	5,058,877,870	USD	3,362,527	HSBC Bank, NA**	6/22/2026	(6,493)
PHP	103,477,960	USD	1,681,639	Citibank, NA**	6/22/2026	(1,517)
PLN	2,040,037	USD	567,846	HSBC Bank, NA	6/22/2026	(5,370)
SGD	8,139,657	USD	6,411,147	Goldman Sachs International	6/22/2026	(24,170)
USD	9,471,859	COP	36,039,477,994	Goldman Sachs International**	6/22/2026	(251,880)
USD	407,734	EUR	350,000	BNP Paribas	6/22/2026	(865)
USD	659,378	EUR	565,792	Morgan Stanley	6/22/2026	(1,143)
USD	246,977	GBP	184,841	Morgan Stanley	6/22/2026	(1,939)
USD	2,951,522	INR	283,424,640	Citibank, NA**	6/22/2026	(25,240)
USD	7,398,599	PHP	456,042,236	HSBC Bank, NA**	6/22/2026	(5,941)
USD	1,668,618	ZAR	27,643,160	Citibank, NA	6/22/2026	(33,369)
USD	6,039,936	ZAR	99,253,441	HSBC Bank, NA	6/22/2026	(71,091)
USD	1,665,061	ZAR	27,493,479	Morgan Stanley	6/22/2026	(27,711)
USD	76,148,484	EUR	65,336,234	HSBC Bank, NA	7/6/2026	(172,852)
USD	56,426	CZK	1,180,288	Goldman Sachs International	7/7/2026	(284)
Total unrealized depreciation						(3,013,135)
Net unrealized appreciation						490,990

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.46-V1	5.00	Quarterly	6/20/2031	3.01	USD 31,128,000	(1,155,234)	(1,698,502)	(2,853,736)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR5,170,000	—	234,632	234,632
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR5,630,000	—	301,034	301,034
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK22,419,000	—	10,221	10,221
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK22,420,000	—	10,222	10,222
6 month EURIBOR semi-annually	2.89 annually	Pay	6/14/2029	EUR74,960,000	—	145,924	145,924
6 month PRIBOR semi-annually	3.59 annually	Pay	7/24/2028	CZK83,185,000	—	33,773	33,773
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK131,029,000	—	63,459	63,459
					—	799,265	799,265

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR219,260,000	4,705	(751,729)	(747,024)
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP213,285,000	—	(862,641)	(862,641)
6 month PRIBOR semi-annually	4.08 annually	Pay	4/14/2029	CZK83,564,000	—	(6,776)	(6,776)
6 month PRIBOR semi-annually	4.11 annually	Pay	4/14/2029	CZK90,526,000	—	(3,948)	(3,948)
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL25,743,078	—	(187,407)	(187,407)
1 day CDI at termination	12.94 at termination	Pay	1/2/2029	BRL23,411,105	—	(126,512)	(126,512)
1 day CDI at termination	12.95 at termination	Pay	1/2/2031	BRL7,617,953	—	(58,839)	(58,839)
1 day CDI at termination	13.19 at termination	Pay	1/2/2029	BRL17,640,861	—	(55,676)	(55,676)
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL13,025,602	—	(59,197)	(59,197)
					4,705	(2,112,725)	(2,108,020)
					4,705	(1,313,460)	(1,308,755)

Abbreviations
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SONIA	Sterling Overnight Index Average
CDI	Certificate of interbank deposits
EUR	Euro
CZK	Czech Republic Koruna
GBP	British Pound
BRL	Brazilian Real

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.36%
1 day SONIA	3.73
6 month EURIBOR	2.55
6 month PRIBOR	3.68

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$160,925,533	$1,605,690	$162,531,223
Collateralized Mortgage Obligations	—	128,012,857	—	128,012,857
Commercial Mortgage-Backed Securities	—	102,085,449	5,987,400	108,072,849
Common Stocks
Broadline Retail	—	—	115	115
Containers & Packaging	—	—	113,788	113,788
Diversified Telecommunication Services	—	—	7,130	7,130
Machinery	—	—	— (a)	— (a)
Media	54,590	—	—	54,590
Specialty Retail	—	89,213	—	89,213
Wireless Telecommunication Services	—	—	175,475	175,475
Total Common Stocks	54,590	89,213	296,508	440,311
Convertible Bonds	—	48,601,861	—	48,601,861
Corporate Bonds
Aerospace & Defense	—	1,704,425	—	1,704,425
Automobile Components	—	6,044,745	—	6,044,745
Automobiles	—	8,009,690	—	8,009,690
Banks	—	126,249,724	—	126,249,724
Beverages	—	780,421	—	780,421
Biotechnology	—	3,712,247	—	3,712,247
Broadline Retail	—	1,154,670	—	1,154,670
Building Products	—	3,578,420	—	3,578,420
Capital Markets	—	43,429,115	—	43,429,115
Chemicals	—	7,729,317	—	7,729,317
Commercial Services & Supplies	—	4,885,887	—	4,885,887
Communications Equipment	—	115,176	—	115,176
Construction & Engineering	—	2,455,959	—	2,455,959
Construction Materials	—	1,050,311	—	1,050,311
Consumer Finance	—	45,701,864	—	45,701,864
Consumer Staples Distribution & Retail	—	1,148,560	—	1,148,560
Containers & Packaging	—	6,054,070	61,402	6,115,472
Distributors	—	124,772	—	124,772
Diversified Consumer Services	—	497,078	—	497,078
Diversified REITs	—	469,144	—	469,144
Diversified Telecommunication Services	—	23,875,636	—	23,875,636
Electric Utilities	—	47,835,868	—	47,835,868
Electrical Equipment	—	91,408	—	91,408
Electronic Equipment, Instruments & Components	—	2,300,823	—	2,300,823
Energy Equipment & Services	—	2,689,353	—	2,689,353
Entertainment	—	4,638,602	—	4,638,602
Financial Services	—	5,394,391	—	5,394,391
Food Products	—	7,006,974	—	7,006,974

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Gas Utilities	$—	$627,059	$—	$627,059
Ground Transportation	—	3,326,692	—	3,326,692
Health Care Equipment & Supplies	—	778,260	—	778,260
Health Care Providers & Services	—	11,949,175	—	11,949,175
Health Care REITs	—	3,184,664	—	3,184,664
Health Care Technology	—	1,132,516	—	1,132,516
Hotel & Resort REITs	—	631,869	—	631,869
Hotels, Restaurants & Leisure	—	6,860,097	—	6,860,097
Household Durables	—	1,127,503	—	1,127,503
Household Products	—	1,007,407	—	1,007,407
Independent Power and Renewable Electricity Producers	—	3,421,156	—	3,421,156
Insurance	—	6,808,652	—	6,808,652
Interactive Media & Services	—	3,017,376	—	3,017,376
IT Services	—	3,273,052	—	3,273,052
Machinery	—	1,322,935	—	1,322,935
Marine Transportation	—	1,291,713	—	1,291,713
Media	—	13,821,230	—	13,821,230
Metals & Mining	—	12,676,713	—	12,676,713
Multi-Utilities	—	9,357,513	—	9,357,513
Oil, Gas & Consumable Fuels	—	54,606,208	—	54,606,208
Paper & Forest Products	—	1,226,250	—	1,226,250
Passenger Airlines	—	658,385	—	658,385
Personal Care Products	—	474,463	—	474,463
Pharmaceuticals	—	6,562,591	—	6,562,591
Real Estate Management & Development	—	592,153	—	592,153
Retail REITs	—	590,509	—	590,509
Semiconductors & Semiconductor Equipment	—	8,633,519	—	8,633,519
Software	—	7,185,120	—	7,185,120
Specialized REITs	—	1,208,184	—	1,208,184
Specialty Retail	—	2,150,959	— (a)	2,150,959
Technology Hardware, Storage & Peripherals	—	731,733	—	731,733
Textiles, Apparel & Luxury Goods	—	1,197,322	—	1,197,322
Tobacco	—	4,491,556	—	4,491,556
Trading Companies & Distributors	—	1,649,812	—	1,649,812
Transportation Infrastructure	—	655,991	—	655,991
Wireless Telecommunication Services	—	9,499,575	—	9,499,575
Total Corporate Bonds	—	546,458,562	61,402	546,519,964
Foreign Government Securities	—	120,848,204	—	120,848,204
Loan Assignments
Aerospace & Defense	—	39,447	—	39,447
Automobile Components	—	268,933	—	268,933
Building Products	—	1,732,714	—	1,732,714
Commercial Services & Supplies	—	256,714	—	256,714
Containers & Packaging	—	125,451	—	125,451
Diversified Consumer Services	—	219,439	—	219,439
Diversified Telecommunication Services	—	427,516	—	427,516

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$829,408	$—	$829,408
Entertainment	—	545,995	—	545,995
Financial Services	—	399,169	—	399,169
Ground Transportation	—	235,060	—	235,060
Hotels, Restaurants & Leisure	—	460,041	—	460,041
Insurance	—	545,760	—	545,760
IT Services	—	760,884	—	760,884
Leisure Products	—	37,771	—	37,771
Life Sciences Tools & Services	—	248,902	—	248,902
Media	—	296,343	—	296,343
Oil, Gas & Consumable Fuels	—	400,032	—	400,032
Passenger Airlines	—	632,772	—	632,772
Personal Care Products	—	313,948	—	313,948
Pharmaceuticals	—	95,735	—	95,735
Professional Services	—	593,082	—	593,082
Semiconductors & Semiconductor Equipment	—	682,407	—	682,407
Software	—	4,696,246	—	4,696,246
Specialty Retail	—	616,309	73,903	690,212
Textiles, Apparel & Luxury Goods	—	616,045	—	616,045
Total Loan Assignments	—	16,076,123	73,903	16,150,026
Mortgage-Backed Securities	—	157,565,470	—	157,565,470
Preferred Stocks	—	—	385,501	385,501
Supranational	—	1,078,608	—	1,078,608
U.S. Treasury Obligations	—	27,732	—	27,732
Short-Term Investments
Investment Companies	141,492,320	—	—	141,492,320
Total Investments in Securities	$141,546,910	$1,281,769,612	$8,410,404	$1,431,726,926
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,504,125	$—	$3,504,125
Futures Contracts	629,338	267,082	—	896,420
Swaps	—	799,265	—	799,265
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,013,135)	$—	$(3,013,135)
Futures Contracts	(4,847,530)	—	—	(4,847,530)
Swaps	—	(3,811,227)	—	(3,811,227)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(4,218,192)	$(2,253,890)	$—	$(6,472,082)

(a)	Value is zero.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$1,724,036	$—	$(34,926)	$—	$—	$(83,420)	$—	$—	$—	$1,605,690
Collateralized Mortgage Obligations	582,357	—	—	—	—	—	—	(582,357)	—	—
Commercial Mortgage-Backed Securities	6,002,400	—	(15,000)	—	—	—	—	—	—	5,987,400
Common Stocks	310,569	—	(20,926)	—	—	—	—	—	6,865	296,508
Corporate Bonds	14,502	—	(5,706)	—	52,606	—	—	—	—	61,402
Loan Assignments	73,903	—	—	—	73,903	(73,903)	—	—	—	73,903
Preferred Stocks	380,135	—	5,366	—	—	—	—	—	—	385,501
Rights	6,865	—	—	—	—	—	—	—	(6,865)	—
Total	$9,094,767	$—	$(71,192)	$—	$126,509	$(157,323)	$—	$(582,357)	$—	$8,410,404

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Rights and Common Stocks.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(71,192).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,605,690	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.89% - 8.50% (6.85%)

Asset-Backed Securities	1,605,690
Total	$1,605,690

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $6,804,714. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Flexible Debt ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$101,050,621	$226,956,022	$186,498,647	$(31,360)	$15,684	$141,492,320	141,464,027	$1,221,916	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.